                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21080

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Convertible
                                                  Opportunities and Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 2020 Calamos Court, Naperville,
                                        Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:  James S. Hamman, Jr., Secretary,
                                        Calamos Advisors LLC
                                        2020 Calamos Court
                                        Naperville, Illinois
                                        60563-2787

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2006

DATE OF REPORTING PERIOD: November 1, 2005 through October 31, 2006

ITEM 1. REPORTS TO SHAREHOLDERS

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(INSERT FINANCIAL STATEMENTS HERE)

                                   (GRAPHIC)

CALAMOS(R) CONVERTIBLE OPPORTUNITIES AND INCOME FUND (CHI)

                                                  ANNUAL REPORT OCTOBER 31, 2006

                                                   (CALAMOS INVESTMENTS(R) LOGO)

Managing Your Calamos Funds Investments

CALAMOS INVESTMENTS offers several convenient means to monitor, manage and feel confident about your Calamos investment choice.

GO PAPERLESS!

SIGN UP FOR E-DELIVERY

It's convenient, it's timely and it helps reduce mailbox clutter.

You can view shareholder communications, including fund prospectuses, annual reports and proxy statements online long before the printed publications would have arrived by traditional mail.

Simply visit WWW.CALAMOS.COM and sign up for e-delivery.

                          STAY CONNECTED @ CALAMOS.COM

                        Visit WWW.CALAMOS.COM for timely
                         fund performance, detailed fund
                       profiles, fund news and insightful
                               market commentary.

24-HOUR AUTOMATED SHAREHOLDER ASSISTANCE

800.823.7386 Through a single toll-free number, Calamos 24-hour shareholder assistance is fast and easy.

                         -    Get fund prices and account balances

                         -    Review recent transactions

                         -    Order statements, literature and more

PERSONAL ASSISTANCE

800.582.6959 Dial this toll-free number to speak with a knowledgeable Client Services Representative who can help answer questions or address issues concerning your Calamos Fund.

YOUR FINANCIAL ADVISOR

                         We encourage you to talk to your financial advisor to determine how CALAMOS INVESTMENTS can benefit your investment portfolio based on your financial goals, risk tolerance, time horizon and income needs.

                                Table of Contents

Letter to Shareholders ...................................................     1
Economic and Market Review ...............................................     3
Investment Team Interview ................................................     4
Schedule of Investments ..................................................     8
Statement of Assets and Liabilities ......................................    16
Statement of Operations ..................................................    17
Statements of Changes In Net Assets ......................................    18
Notes to Financial Statements ............................................    19
Financial Highlights .....................................................    26
Report of Independent Registered Public Accounting Firm ..................    27
Tax Information ..........................................................    28
Trustee Approval of Management Agreement .................................    29
Trustees & Officers ......................................................    32
Other Information ........................................................    34
About Closed-End Funds ...................................................    37
Leverage .................................................................    38
Level Rate Distribution Policy and Automatic Dividend Reinvestment Plan ..    39
The Calamos Investments Advantage ........................................    40
Calamos Closed-End Funds .................................................    41

Letter to Shareholders

(PHOTO OF JOHN P. CALAMOS, SR.)

Dear Fellow Shareholders:

We are pleased to submit to you our annual report for the year ended October 31, 2006. As always, we value and look forward to the opportunity to communicate with you.

At CALAMOS INVESTMENTS, we view our communication with you as vitally important, so we encourage you to review this report carefully. Inside, you will find investment team commentary, share price and NAV performance, fund sector allocation, fund holdings and financial highlights regarding your Calamos closed-end fund. We hope that you find this report both informative and relevant to your investment needs, and we welcome your feedback.

For information about your fund throughout the year, we invite you to visit our website at www.calamos.com. There, you can find the most up-to-date fund information. To help you interpret the big picture, we also post monthly manager commentaries, which provide our latest economic and market outlook.

It has been an exciting year for the CALAMOS INVESTMENTS closed-end funds. All four funds delivered strong positive performance while continuing to provide a stable monthly distribution to shareholders. Unlike many traditional fixed-income closed-end funds, Convertible Opportunities and Income Fund (the "Fund") can be thought of as a complement to the fixed-income portion of your asset allocation. With its unique structure that combines convertible and high-yield securities, the Fund is designed to be less susceptible to rising interest rates. Our focus on risk management, our success at blending asset classes, and our long history of research expertise in lower-rated securities all aim to benefit the Fund and its investors over the long term. For the fiscal year ending October 31, 2006, the portfolio returned 10.47% based on NAV while the market price returned 12.81%.

At Calamos, one of our key tenets is to maximize risk-adjusted return. One way to improve total return is to reduce expenses, and one way you can help us reduce expenses is to sign up for e-delivery by visiting our website and clicking on the "Go Paperless!" link. By doing so, you will be able to view important shareholder communications online--including fund prospectuses, shareholder reports and proxy statements--long before the printed publications would have arrived by traditional mail.

We are firm believers in remaining positioned for the long term and have long recognized the impossibility of predicting the exact timing of market shifts. Accordingly, we continue to position our portfolios ahead of events and market turns rather than trying to chase them. Based on our view that the economy is in a period of mid-cycle slowdown, which we explain at greater length in the "Economic and Market Review" that follows, we are emphasizing investments in companies with quality characteristics--such as low debt, high return on invested capital, capable management and well-planned business strategies.


                                    Convertible Opportunities and Income Fund
                                         Letter to Shareholders ANNUAL REPORT  1

Letter to Shareholders

If you have any questions regarding your investment, you can contact your financial advisor or contact a Calamos Client Service Representative at 800.582.6959, Monday through Friday, 8:00 a.m. to 6:00 p.m. (Central time).

As always, we thank you for your continued trust and the opportunity to help you achieve your financial goals.

Sincerely,


/s/ John P. Calamos, Sr.
-------------------------------------
JOHN P. CALAMOS, SR.
Chairman, CEO and Co-CIO
Calamos Advisors LLC

This report is presented for informational purposes and should not be considered investment advice.

   Convertible Opportunities and Income Fund
2  ANNUAL REPORT Letter to Shareholders

Economic and Market Review

     For the latest market and economic outlook, please visit our website at www.calamos.com and select the "Individual Investors" button.

Mid-cycle slowdowns are typically characterized by a number of factors, most of which are present today:

-    An end to Fed rate hikes

-    Moderation of energy prices

-    Slowing in the housing market

-    Increasing market volatility

-    Moderation of consumer spending

-    Declining commodity prices

Historically, mid-cycle slowdowns have been accompanied by a shift in market leadership from cyclical investments to growth-oriented investments. Across the Calamos Funds, we are favoring companies we believe have good prospects for sustainable growth and reduced sensitivity to the economy. Our investment discipline and outlook have led us to a number of traditional large-cap growth companies trading at prices we believe are very attractive relative to the broad market and historical values.

During the 12-month period ended October 31, 2006, market participants found themselves distracted by crosscurrents of economic data. In the United States, declines in gross domestic product growth, sliding home prices and rising--though modest-- inflation troubled investors. Yet, there was better news as well. The Fed paused its rate tightening in August, improving sentiment somewhat. And despite OPEC's decision to reduce oil supplies, gasoline prices dropped. Furthermore, corporate earnings and balance sheets remained strong.

Broadly, stocks advanced in the U.S. market, with the S&P 500 Index(1) rising 16.34% for the 12-month period. This solid return was achieved at a pace that was far from consistent. After a slow summer, a substantial portion of the S&P 500 Index's performance was earned during the final three months of the period. And, not all stocks were equally rewarded, as growth-oriented stocks trailed value and cyclical issues.

International stocks performed with even greater strength and the MSCI EAFE(R) Index(2) gained 28.04% for the 12-month period. Meanwhile, convertible securities and high-yield issues participated in the rise of the equity markets. The Value Line Convertible Index(3) returned 10.43% for the 12-month period and the CS High Yield Index(4) returned 10.29% for the 12-month period.

We believe the U.S. economy--while remaining fundamentally strong--is in the midst of a mid-cycle slowdown. The current environment draws parallels to other mid-cycle slowdowns, including those of the mid-1960s, mid-1980s, and mid-1990s. In each of these periods, the Fed initiated an interest rate tightening campaign that caused a slowdown, first in the investment markets and then in the economy as reflected by waning gross domestic product (GDP) growth. Although no one can predict where a change in the economy will occur, each of these past economic slowdowns was followed by a solid upswing in the markets driven by securities in traditional, stable-growth companies. Accordingly, we believe that the current mid-cycle slowdown can bring considerable opportunity for long-term investors such as ourselves.

Although we do believe the U.S. economy is in the middle of a slowdown, we do not believe a recession is imminent. With three consecutive pauses, we believe the Fed is near or at the end of its tightening phase, and this could serve as a catalyst for stronger growth going forward. Even though gross domestic product growth has declined from the levels achieved during the economic expansion, we believe growth remains respectable and is consistent with what we expect in a period of mid-cycle slowdown. Moreover, our constructive outlook is supported by the current strength in corporate balance sheets and earnings. And, with corporations having cash to spend, we believe that corporate spending will provide the fuel for economic growth. While gasoline prices remain high, they have dropped considerably; this decline, along with increases to wages, could spur increased consumer spending, which we believe will remain helpful for the economy.

As always, we are firm believers in remaining positioned for the long term and we have long recognized the impossibility of predicting the exact timing of market shifts. And, as always, we continue to position our portfolios ahead of events and market turns rather than trying to chase them. Based on our view that the economy is in a period of mid-cycle slowdown, we're emphasizing investments in companies with higher-quality characteristics such as low debt, high return on invested capital, capable management and well-planned business strategies.

This report is presented for informational purposes and should not be considered investment advice.


                                       Convertible Opportunities and Income Fund
                                     Economic and Market Review ANNUAL REPORT  3

Investment Team Interview

In the following interview, the Calamos Investment Team, led by Co-Chief Investment Officers, John P. Calamos, Sr. and Nick P. Calamos, discusses the Fund's market environment, performance and positioning during the 12-month period ended October 31, 2006.

AVERAGE ANNUAL TOTAL RETURN*

COMMON SHARES - INCEPTION 06/26/02

                              SINCE
                 1 YEAR   INCEPTION **
                 ------   ------------
On Share Price   12.81%      19.33%
On NAV           10.47       15.61

* Total return measures net investment income and capital gain or loss from portfolio investments, assuming reinvestment of income and capital gains distributions.

**   Annualized since inception.

DISTRIBUTION HISTORY
(LATEST 12 MONTHS)

DATE PAID   PER SHARE
---------   ---------
October     $0.1500
September    0.1500
August       0.1500
July         0.1500
June         0.1500
May          0.1500
April        0.1500
March        0.1500
February     0.1500
January      0.4440
December     0.1500
November     0.1500

Monthly distributions are from net investment income, short-term capital gains and/or long-term capital gains. For more details please go to the Tax Center located at www.calamos.com.

Q. HOW DID THE FUND PERFORM OVER THE REPORTING PERIOD?

A. As you know, Calamos Convertible Opportunities and Income Fund (CHI) offers investors an enhanced fixed-income strategy focused on delivering an attractive income stream with the potential for capital gains. The types of bonds that the Fund typically holds (high-yield corporate and convertible securities) have different characteristics than traditional bonds, providing an attractive complement to a standard fixed-income allocation. As a result of its allocation, the NAV of the Fund typically performs well in periods marked by economic expansion, as convertible and high-yield bonds tend to be economically sensitive compared with high-quality bonds, which are often more sensitive to changes in interest rates. This distinction was especially clear during the first calendar quarter of 2006, when traditional bonds experienced negative returns while equity-sensitive high-yield and convertible bonds enjoyed gains. It is also worth noting that since the Fund's holdings have different sensitivities than traditional bonds, the Fund can further diversify the income-focused portion of an investor's asset allocation.

Based on performance results, the Fund's investment strategy proved its effectiveness these past 12 months. The Fund finished strong for the annual period ended October 31, 2006. Its underlying portfolio (as represented by net asset value or NAV) returned 10.47% during the 12-month period, while the Fund's market price returned 12.81%. This compares with a return of 10.29% for the CS High Yield Index. In addition, the Fund has maintained a stable distribution of at least $0.1500 per share since June 2003.

SINCE INCEPTION NAV AND MARKET PRICE HISTORY

                              (PERFORMANCE GRAPH)

CONVERTIBLE OPPORTUNITIES AND
         INCOME FUND
-----------------------------
    Date        NAV    Market
 ----------   ------   ------
  6/26/2002   14.325   15.000
  6/27/2002   14.325   15.020
  6/28/2002   14.300   15.030
   7/1/2002   14.300   15.050
   7/2/2002   14.290   15.010
   7/3/2002   14.280   15.050
   7/5/2002   14.300   15.040
   7/8/2002   14.310   15.050
   7/9/2002   14.310   15.050
  7/10/2002   14.280   15.000
  7/11/2002   14.290   15.000
  7/12/2002   14.310   15.000
  7/15/2002   14.330   15.000
  7/16/2002   14.370   15.000
  7/17/2002   14.300   15.040
  7/18/2002   14.220   15.040
  7/19/2002   14.160   15.000
  7/22/2002   14.120   15.030
  7/23/2002   13.990   15.000
  7/24/2002   13.950   15.010
  7/25/2002   13.910   15.010
  7/26/2002   13.870   15.000
  7/29/2002   13.930   15.010
  7/30/2002   13.970   15.000
  7/31/2002   13.970   15.000
   8/1/2002   13.930   15.010
   8/2/2002   13.890   15.000
   8/5/2002   13.820   14.750
   8/6/2002   13.810   14.710
   8/7/2002   13.840   14.600
   8/8/2002   13.880   14.610
   8/9/2002   13.860   14.700
  8/12/2002   13.860   14.950
  8/13/2002   13.790   14.950
  8/14/2002   13.820   15.000
  8/15/2002   13.790   14.820
  8/16/2002   13.770   14.920
  8/19/2002   13.850   14.950
  8/20/2002   13.880   14.930
  8/21/2002   14.020   14.900

CONVERTIBLE OPPORTUNITIES AND
         INCOME FUND
-----------------------------
    Date        NAV    Market
 ----------   ------   ------
  8/22/2002   14.160   14.810
  8/23/2002   14.110   14.850
  8/26/2002   14.260   14.950
  8/27/2002   14.240   14.910
  8/28/2002   14.220   15.000
  8/29/2002   14.240   15.110
  8/30/2002   14.260   15.120
   9/3/2002   14.190   14.950
   9/4/2002   14.260   15.180
   9/5/2002   14.170   15.100
   9/6/2002   14.240   15.230
   9/9/2002   14.290   15.050
  9/10/2002   14.310   15.050
  9/11/2002   14.370   15.140
  9/12/2002   14.330   15.150
  9/13/2002   14.160   15.200
  9/16/2002   14.070   15.200
  9/17/2002   14.030   15.040
  9/18/2002   13.980   15.050
  9/19/2002   13.680   15.100
  9/20/2002   13.660   15.010
  9/23/2002   13.510   14.900
  9/24/2002   13.370   14.650
  9/25/2002   13.440   14.980
  9/26/2002   13.500   14.850
  9/27/2002   13.420   14.690
  9/30/2002   13.390   14.260
  10/1/2002   13.450   14.450
  10/2/2002   13.400   14.550
  10/3/2002   13.340   14.560
  10/4/2002   13.250   14.510
  10/7/2002   13.170   14.420
  10/8/2002   13.040   14.400
  10/9/2002   12.780   14.110
 10/10/2002   12.840   13.240
 10/11/2002   13.010   14.150
 10/14/2002   13.010   14.170
 10/15/2002   13.250   14.360
 10/16/2002   12.980   14.000
 10/17/2002   13.040   13.900
 10/18/2002   13.020   14.300
 10/21/2002   13.090   14.100
 10/22/2002   13.120   13.900
 10/23/2002   13.180   14.230

CONVERTIBLE OPPORTUNITIES AND
         INCOME FUND
-----------------------------
    Date        NAV    Market
 ----------   ------   ------
 10/24/2002   13.350   14.100
 10/25/2002   13.370   14.000
 10/28/2002   13.390   14.030
 10/29/2002   13.330   13.890
 10/30/2002   13.440   14.010
 10/31/2002   13.560   14.200
  11/1/2002   13.660   14.140
  11/4/2002   13.800   14.250
  11/5/2002   13.840   14.500
  11/6/2002   14.030   14.660
  11/7/2002   13.980   14.630
  11/8/2002   13.940   14.930
 11/11/2002   13.820   14.900
 11/12/2002   13.830   14.880
 11/13/2002   13.870   15.000
 11/14/2002   13.980   14.900
 11/15/2002   14.050   15.180
 11/18/2002   14.090   14.940
 11/19/2002   14.090   15.090
 11/20/2002   14.230   15.020
 11/21/2002   14.480   15.300
 11/22/2002   14.590   15.300
 11/25/2002   14.740   15.400
 11/26/2002   14.700   15.420
 11/27/2002   14.850   15.750
 11/29/2002   14.850   15.790
 11/30/2002   14.850   15.790
  12/2/2002   15.000   15.700
  12/3/2002   14.870   15.820
  12/4/2002   14.780   15.550
  12/5/2002   14.760   15.780
  12/6/2002   14.790   15.720
  12/9/2002   14.580   15.600
 12/10/2002   14.570   15.600
 12/11/2002   14.670   15.430
 12/12/2002   14.700   15.630
 12/13/2002   14.730   15.690
 12/16/2002   14.790   15.650
 12/17/2002   14.800   15.750
 12/18/2002   14.770   15.750
 12/19/2002   14.770   15.880
 12/20/2002   14.800   15.800
 12/23/2002   14.830   15.710
 12/24/2002   14.820   15.800

CONVERTIBLE OPPORTUNITIES AND
         INCOME FUND
-----------------------------
    Date        NAV    Market
 ----------   ------   ------
 12/26/2002   14.820   15.890
 12/27/2002   14.630   16.000
 12/30/2002   14.640   15.960
 12/31/2002   14.680   16.030
   1/2/2003   14.820   16.000
   1/3/2003   14.890   16.230
   1/6/2003   15.070   16.380
   1/7/2003   15.150   16.450
   1/8/2003   15.180   16.210
   1/9/2003   15.290   16.190
  1/10/2003   15.380   16.300
  1/13/2003   15.430   16.210
  1/14/2003   15.480   16.420
  1/15/2003   15.430   16.290
  1/16/2003   15.450   16.260
  1/17/2003   15.370   16.080
  1/21/2003   15.310   16.370
  1/22/2003   15.270   16.380
  1/23/2003   15.340   16.500
  1/24/2003   15.310   16.430
  1/27/2003   15.220   16.420
  1/28/2003   15.250   16.560
  1/29/2003   15.240   16.800
  1/30/2003   15.210   16.600
  1/31/2003   15.250   16.640
   2/3/2003   15.270   16.600
   2/4/2003   15.240   16.530
   2/5/2003   15.210   16.320
   2/6/2003   15.170   16.530
   2/7/2003   15.160   16.600
  2/10/2003   15.180   16.610
  2/11/2003   15.210   16.470
  2/12/2003   15.200   16.470
  2/13/2003   15.060   16.350
  2/14/2003   15.080   16.530
  2/18/2003   15.150   16.670
  2/19/2003   15.180   16.360
  2/20/2003   15.220   16.480
  2/21/2003   15.240   16.410
  2/24/2003   15.230   16.380
  2/25/2003   15.190   16.120
  2/26/2003   15.210   16.390
  2/27/2003   15.280   16.510
  2/28/2003   15.390   16.410

CONVERTIBLE OPPORTUNITIES AND
         INCOME FUND
-----------------------------
    Date        NAV    Market
 ----------   ------   ------
   3/3/2003   15.410   16.350
   3/4/2003   15.330   16.420
   3/5/2003   15.370   16.460
   3/6/2003   15.320   16.450
   3/7/2003   15.320   16.490
  3/10/2003   15.310   16.390
  3/11/2003   15.290   16.250
  3/12/2003   15.350   16.420
  3/13/2003   15.410   16.430
  3/14/2003   15.320   16.220
  3/17/2003   15.440   16.200
  3/18/2003   15.530   16.310
  3/19/2003   15.540   15.870
  3/20/2003   15.550   15.950
  3/21/2003   15.660   16.100
  3/24/2003   15.580   15.800
  3/25/2003   15.660   15.740
  3/26/2003   15.710   15.960
  3/27/2003   15.710   16.250
  3/28/2003   15.750   16.410
  3/31/2003   15.780   16.110
   4/1/2003   15.820   16.340
   4/2/2003   15.990   16.550
   4/3/2003   16.010   16.620
   4/4/2003   16.070   16.710
   4/7/2003   16.140   16.730
   4/8/2003   16.100   16.750
   4/9/2003   16.060   16.760
  4/10/2003   16.080   16.690
  4/11/2003   16.070   16.850
  4/14/2003   16.150   16.850
  4/15/2003   16.060   16.890
  4/16/2003   16.110   16.630
  4/17/2003   16.220   16.600
  4/21/2003   16.270   16.630
  4/22/2003   16.420   16.680
  4/23/2003   16.580   16.700
  4/24/2003   16.620   16.730
  4/25/2003   16.640   16.780
  4/28/2003   16.730   16.720
  4/29/2003   16.820   16.770
  4/30/2003   16.940   16.830
   5/1/2003   16.950   16.890
   5/2/2003   17.060   17.040

CONVERTIBLE OPPORTUNITIES AND
         INCOME FUND
-----------------------------
    Date        NAV    Market
 ----------   ------   ------
   5/5/2003   17.110   17.280
   5/6/2003   17.140   17.290
   5/7/2003   17.130   17.200
   5/8/2003   17.080   17.210
   5/9/2003   17.140   17.250
  5/12/2003   17.230   17.440
  5/13/2003   17.260   17.350
  5/14/2003   17.250   17.430
  5/15/2003   17.270   17.380
  5/16/2003   17.290   17.580
  5/19/2003   17.120   17.200
  5/20/2003   17.080   17.350
  5/21/2003   17.030   17.340
  5/22/2003   17.080   17.360
  5/23/2003   17.070   17.240
  5/27/2003   17.160   17.310
  5/28/2003   17.170   17.520
  5/29/2003   17.280   17.610
  5/30/2003   17.360   17.850
   6/2/2003   17.440   18.200
   6/3/2003   17.420   18.140
   6/4/2003   17.500   18.180
   6/5/2003   17.580   18.230
   6/6/2003   17.600   18.300
   6/9/2003   17.590   18.480
  6/10/2003   17.630   18.700
  6/11/2003   17.700   19.120
  6/12/2003   17.730   18.990
  6/13/2003   17.560   18.370
  6/16/2003   17.650   18.640
  6/17/2003   17.720   18.930
  6/18/2003   17.730   19.000
  6/19/2003   17.680   18.980
  6/20/2003   17.650   19.000
  6/23/2003   17.590   18.400
  6/24/2003   17.570   17.900
  6/25/2003   17.590   18.150
  6/26/2003   17.600   18.350
  6/27/2003   17.540   18.250
  6/30/2003   17.550   18.430
   7/1/2003   17.540   18.400
   7/2/2003   17.600   18.550
   7/3/2003   17.610   18.750
   7/7/2003   17.640   18.750

CONVERTIBLE OPPORTUNITIES AND
         INCOME FUND
-----------------------------
    Date        NAV    Market
 ----------   ------   ------
   7/8/2003   17.680   18.700
   7/9/2003   17.690   18.700
  7/10/2003   17.640   18.690
  7/11/2003   17.670   18.980
  7/14/2003   17.720   18.990
  7/15/2003   17.720   18.860
  7/16/2003   17.570   18.400
  7/17/2003   17.510   18.300
  7/18/2003   17.540   18.400
  7/21/2003   17.520   18.000
  7/22/2003   17.570   17.850
  7/23/2003   17.570   18.050
  7/24/2003   17.530   18.350
  7/25/2003   17.570   18.550
  7/28/2003   17.590   18.300
  7/29/2003   17.530   17.860
  7/30/2003   17.450   18.200
  7/31/2003   17.430   18.390
   8/1/2003   17.390   18.180
   8/4/2003   17.410   17.960
   8/5/2003   17.270   17.810
   8/6/2003   17.200   17.750
   8/7/2003   17.140   17.890
   8/8/2003   17.110   18.170
  8/11/2003   17.130   18.250
  8/12/2003   17.170   18.470
  8/13/2003   17.130   18.450
  8/14/2003   16.970   18.250
  8/15/2003   16.980   18.100
  8/18/2003   17.000   18.000
  8/19/2003   17.060   18.030
  8/20/2003   17.120   18.360
  8/21/2003   17.180   18.180
  8/22/2003   17.180   18.190
  8/25/2003   17.190   18.130
  8/26/2003   17.240   17.860
  8/27/2003   17.270   18.260
  8/28/2003   17.330   18.410
  8/29/2003   17.380   18.480
   9/2/2003   17.490   18.450
   9/3/2003   17.550   18.200
   9/4/2003   17.590   18.490
   9/5/2003   17.570   18.800
   9/8/2003   17.560   18.900

CONVERTIBLE OPPORTUNITIES AND
         INCOME FUND
-----------------------------
    Date        NAV    Market
 ----------   ------   ------
   9/9/2003   17.580   18.920
  9/10/2003   17.540   18.900
  9/11/2003   17.540   19.000
  9/12/2003   17.610   19.000
  9/15/2003   17.600   18.870
  9/16/2003   17.470   18.640
  9/17/2003   17.500   18.680
  9/18/2003   17.560   18.830
  9/19/2003   17.570   18.740
  9/22/2003   17.550   18.780
  9/23/2003   17.600   18.430
  9/24/2003   17.560   18.560
  9/25/2003   17.540   18.860
  9/26/2003   17.540   18.770
  9/29/2003   17.590   18.880
  9/30/2003   17.600   18.980
  10/1/2003   17.670   19.150
  10/2/2003   17.680   19.200
  10/3/2003   17.700   19.200
  10/6/2003   17.800   19.160
  10/7/2003   17.840   19.290
  10/8/2003   17.860   19.330
  10/9/2003   17.850   19.480
 10/10/2003   17.900   19.460
 10/13/2003   17.910   19.580
 10/14/2003   17.930   19.640
 10/15/2003   17.980   19.530
 10/16/2003   17.900   19.650
 10/17/2003   17.900   19.470
 10/20/2003   17.920   19.660
 10/21/2003   17.940   19.430
 10/22/2003   17.910   19.460
 10/23/2003   17.850   19.270
 10/24/2003   17.880   19.400
 10/27/2003   17.910   19.590
 10/28/2003   17.980   19.700
 10/29/2003   17.980   19.680
 10/30/2003   18.010   19.580
 10/31/2003   18.010   19.600
  11/3/2003   18.020   19.830
  11/4/2003   18.060   20.000
  11/5/2003   18.050   20.000
  11/6/2003   18.070   20.080
  11/7/2003   18.100   20.120

CONVERTIBLE OPPORTUNITIES AND
         INCOME FUND
-----------------------------
    Date        NAV    Market
 ----------   ------   ------
 11/10/2003   18.070   19.900
 11/11/2003   18.060   19.940
 11/12/2003   18.140   20.070
 11/13/2003   18.040   19.940
 11/14/2003   17.940   20.080
 11/17/2003   17.900   19.940
 11/18/2003   17.910   19.680
 11/19/2003   17.900   19.430
 11/20/2003   17.950   19.320
 11/21/2003   17.970   19.410
 11/24/2003   18.010   19.800
 11/25/2003   18.090   20.100
 11/26/2003   18.080   20.290
 11/28/2003   18.120   20.390
  12/1/2003   18.180   20.510
  12/2/2003   18.240   20.570
  12/3/2003   18.280   20.840
  12/4/2003   18.300   20.460
  12/5/2003   18.320   20.590
  12/8/2003   18.270   20.770
  12/9/2003   18.270   20.700
 12/10/2003   17.700   19.930
 12/11/2003   17.740   20.190
 12/12/2003   17.720   19.930
 12/15/2003   17.750   20.050
 12/16/2003   17.790   19.960
 12/17/2003   17.830   19.900
 12/18/2003   17.870   20.000
 12/19/2003   17.920   20.050
 12/22/2003   18.000   20.260
 12/23/2003   18.010   20.850
 12/24/2003   18.070   21.260
 12/26/2003   18.040   21.070
 12/29/2003   17.920   20.760
 12/30/2003   17.980   20.810
 12/31/2003   18.010   21.000
   1/2/2004   18.000   20.760
   1/5/2004   18.190   20.790
   1/6/2004   18.330   21.100
   1/7/2004   18.350   20.840
   1/8/2004   18.410   20.810
   1/9/2004   18.470   20.690
  1/12/2004   18.430   21.190
  1/13/2004   18.420   21.230

CONVERTIBLE OPPORTUNITIES AND
         INCOME FUND
-----------------------------
    Date        NAV    Market
 ----------   ------   ------
  1/14/2004   18.430   21.110
  1/15/2004   18.430   21.040
  1/16/2004   18.440   21.280
  1/20/2004   18.510   21.650
  1/21/2004   18.550   21.350
  1/22/2004   18.590   21.450
  1/23/2004   18.520   21.130
  1/26/2004   18.550   21.020
  1/27/2004   18.530   20.330
  1/28/2004   18.370   20.400
  1/29/2004   18.320   21.000
  1/30/2004   18.290   21.310
   2/2/2004   18.230   20.710
   2/3/2004   18.210   20.840
   2/4/2004   18.090   20.750
   2/5/2004   18.030   20.690
   2/6/2004   18.170   20.840
   2/9/2004   18.220   21.240
  2/10/2004   18.240   21.020
  2/11/2004   18.210   20.700
  2/12/2004   18.190   20.470
  2/13/2004   18.170   20.350
  2/17/2004   18.250   20.470
  2/18/2004   18.250   20.720
  2/19/2004   18.210   20.660
  2/20/2004   18.120   20.440
  2/23/2004   18.100   19.710
  2/24/2004   18.060   19.220
  2/25/2004   18.080   19.530
  2/26/2004   18.090   19.710
  2/27/2004   18.180   19.820
   3/1/2004   18.280   20.050
   3/2/2004   18.260   20.190
   3/3/2004   18.240   20.020
   3/4/2004   18.290   19.630
   3/5/2004   18.390   19.720
   3/8/2004   18.310   19.900
   3/9/2004   18.300   19.940
  3/10/2004   18.180   20.200
  3/11/2004   17.950   20.020
  3/12/2004   17.990   20.020
  3/15/2004   17.910   19.740
  3/16/2004   17.950   19.600
  3/17/2004   18.010   19.650

CONVERTIBLE OPPORTUNITIES AND
         INCOME FUND
-----------------------------
    Date        NAV    Market
 ----------   ------   ------
  3/18/2004   18.000   19.400
  3/19/2004   17.980   19.450
  3/22/2004   17.910   19.160
  3/23/2004   17.890   19.150
  3/24/2004   17.880   19.050
  3/25/2004   17.910   19.570
  3/26/2004   17.960   19.980
  3/29/2004   18.060   20.170
  3/30/2004   18.150   20.290
  3/31/2004   18.220   20.350
   4/1/2004   18.260   20.600
   4/2/2004   18.220   20.680
   4/5/2004   18.310   20.030
   4/6/2004   18.360   19.980
   4/7/2004   18.370   20.300
   4/8/2004   18.350   20.380
  4/12/2004   18.350   20.450
  4/13/2004   18.090   19.870
  4/14/2004   18.010   19.400
  4/15/2004   18.010   19.380
  4/16/2004   18.060   19.170
  4/19/2004   18.070   19.080
  4/20/2004   18.020   18.600
  4/21/2004   18.050   18.220
  4/22/2004   18.130   18.110
  4/23/2004   18.110   18.470
  4/26/2004   18.150   18.560
  4/27/2004   18.160   18.770
  4/28/2004   18.030   19.050
  4/29/2004   17.940   19.350
  4/30/2004   17.920   19.070
   5/3/2004   17.910   18.430
   5/4/2004   17.900   18.630
   5/5/2004   17.900   18.320
   5/6/2004   17.760   17.700
   5/7/2004   17.540   17.280
  5/10/2004   17.340   16.550
  5/11/2004   17.340   17.390
  5/12/2004   17.110   17.660
  5/13/2004   17.030   17.860
  5/14/2004   17.030   18.040
  5/17/2004   16.970   17.810
  5/18/2004   16.970   18.300
  5/19/2004   17.050   18.450

CONVERTIBLE OPPORTUNITIES AND
         INCOME FUND
-----------------------------
    Date        NAV    Market
 ----------   ------   ------
  5/20/2004   17.050   18.490
  5/21/2004   17.050   18.630
  5/24/2004   17.120   18.540
  5/25/2004   17.200   18.760
  5/26/2004   17.250   18.990
  5/27/2004   17.290   19.110
  5/28/2004   17.290   19.100
   6/1/2004   17.310   19.010
   6/2/2004   17.330   19.000
   6/3/2004   17.290   18.990
   6/4/2004   17.320   18.850
   6/7/2004   17.460   18.900
   6/8/2004   17.470   19.060
   6/9/2004   17.410   19.010
  6/10/2004   17.460   19.200
  6/14/2004   17.200   19.040
  6/15/2004   17.330   18.910
  6/16/2004   17.310   18.850
  6/17/2004   17.360   18.820
  6/18/2004   17.390   18.990
  6/21/2004   17.420   18.950
  6/22/2004   17.450   19.090
  6/23/2004   17.540   19.100
  6/24/2004   17.570   19.130
  6/25/2004   17.560   19.380
  6/28/2004   17.510   19.680
  6/29/2004   17.550   19.400
  6/30/2004   17.590   19.690
   7/1/2004   17.550   19.730
   7/2/2004   17.560   19.880
   7/6/2004   17.550   19.800
   7/7/2004   17.610   19.830
   7/8/2004   17.560   19.850
   7/9/2004   17.610   19.950
  7/12/2004   17.640   19.800
  7/13/2004   17.510   19.780
  7/14/2004   17.500   19.820
  7/15/2004   17.530   19.800
  7/16/2004   17.560   19.840
  7/19/2004   17.520   19.680
  7/20/2004   17.540   19.650
  7/21/2004   17.490   19.450
  7/22/2004   17.490   19.580
  7/23/2004   17.440   19.570

CONVERTIBLE OPPORTUNITIES AND
         INCOME FUND
-----------------------------
    Date        NAV    Market
 ----------   ------   ------
  7/26/2004   17.400   19.460
  7/27/2004   17.390   19.540
  7/28/2004   17.400   19.680
  7/29/2004   17.450   19.570
  7/30/2004   17.440   19.710
   8/2/2004   17.470   19.800
   8/3/2004   17.430   19.900
   8/4/2004   17.390   19.590
   8/5/2004   17.330   19.710
   8/6/2004   17.330   19.630
   8/9/2004   17.260   19.700
  8/10/2004   17.340   19.730
  8/11/2004   17.320   19.930
  8/12/2004   17.120   19.650
  8/13/2004   17.170   19.700
  8/16/2004   17.210   19.660
  8/17/2004   17.230   19.540
  8/18/2004   17.270   19.620
  8/19/2004   17.290   19.510
  8/20/2004   17.320   19.720
  8/23/2004   17.350   19.790
  8/24/2004   17.350   19.820
  8/25/2004   17.410   19.850
  8/26/2004   17.400   19.920
  8/27/2004   17.420   19.920
  8/30/2004   17.440   19.970
  8/31/2004   17.450   19.980
   9/1/2004   17.480   20.070
   9/2/2004   17.520   20.050
   9/3/2004   17.540   20.130
   9/7/2004   17.620   20.210
   9/8/2004   17.620   20.290
   9/9/2004   17.650   20.400
  9/10/2004   17.710   20.570
  9/13/2004   17.590   20.380
  9/14/2004   17.610   20.090
  9/15/2004   17.590   20.010
  9/16/2004   17.620   20.370
  9/17/2004   17.690   20.240
  9/20/2004   17.670   20.360
  9/21/2004   17.740   20.510
  9/22/2004   17.710   20.470
  9/23/2004   17.750   20.480
  9/24/2004   17.760   20.400

CONVERTIBLE OPPORTUNITIES AND
         INCOME FUND
-----------------------------
    Date        NAV    Market
 ----------   ------   ------
  9/27/2004   17.730   20.380
  9/28/2004   17.760   20.370
  9/29/2004   17.770   20.320
  9/30/2004   17.820   20.230
  10/1/2004   17.880   20.460
  10/4/2004   17.920   20.680
  10/5/2004   17.930   20.710
  10/6/2004   17.980   20.860
  10/7/2004   17.960   20.530
  10/8/2004   17.930   20.620
 10/11/2004   17.940   20.640
 10/12/2004   17.910   20.550
 10/13/2004   17.720   20.480
 10/14/2004   17.700   20.200
 10/15/2004   17.780   20.350
 10/18/2004   17.780   20.170
 10/19/2004   17.790   20.290
 10/20/2004   17.770   20.170
 10/21/2004   17.790   20.140
 10/22/2004   17.800   20.310
 10/25/2004   17.820   20.140
 10/26/2004   17.890   20.060
 10/27/2004   17.960   20.210
 10/28/2004   17.980   20.400
 10/29/2004   18.030   20.500
  11/1/2004   18.060   20.680
  11/2/2004   18.090   20.960
  11/3/2004   18.200   21.020
  11/4/2004   18.310   21.260
  11/5/2004   18.370   20.840
  11/8/2004   18.370   20.630
  11/9/2004   18.370   20.940
 11/10/2004   18.290   20.900
 11/11/2004   18.290   21.000
 11/12/2004   18.340   21.050
 11/15/2004   18.360   21.290
 11/16/2004   18.360   21.380
 11/17/2004   18.380   21.440
 11/18/2004   18.420   21.280
 11/19/2004   18.370   21.350
 11/22/2004   18.420   21.330
 11/23/2004   18.470   21.330
 11/24/2004   18.540   21.300
 11/26/2004   18.550   21.439

CONVERTIBLE OPPORTUNITIES AND
         INCOME FUND
-----------------------------
    Date        NAV    Market
 ----------   ------   ------
 11/29/2004   18.540   21.030
 11/30/2004   18.480   20.980
  12/1/2004   18.510   20.940
  12/2/2004   18.490   20.750
  12/3/2004   18.520   21.000
  12/6/2004   18.530   20.930
  12/7/2004   18.490   20.850
  12/8/2004   18.480   20.900
  12/9/2004   18.340   20.690
 12/10/2004   18.360   20.640
 12/13/2004   18.440   20.690
 12/14/2004   18.500   20.370
 12/15/2004   18.560   20.390
 12/16/2004   18.560   20.660
 12/17/2004   18.570   20.980
 12/20/2004   18.580   21.310
 12/21/2004   18.630   21.370
 12/22/2004   18.650   21.470
 12/23/2004   18.660   21.650
 12/27/2004   18.660   21.900
 12/28/2004   18.700   21.520
 12/29/2004   18.730   21.500
 12/30/2004   17.530   20.800
 12/31/2004   17.540   20.690
   1/3/2005   17.510   20.850
   1/4/2005   17.460   20.840
   1/5/2005   17.380   20.610
   1/6/2005   17.350   20.360
   1/7/2005   17.370   20.260
  1/10/2005   17.380   20.400
  1/11/2005   17.300   20.540
  1/12/2005   17.320   20.440
  1/13/2005   17.310   20.520
  1/14/2005   17.330   20.360
  1/18/2005   17.340   20.460
  1/19/2005   17.310   20.530
  1/20/2005   17.180   20.800
  1/21/2005   17.180   20.620
  1/24/2005   17.190   20.820
  1/25/2005   17.210   20.750
  1/26/2005   17.280   20.310
  1/27/2005   17.300   20.360
  1/28/2005   17.320   20.530
  1/31/2005   17.410   20.570

CONVERTIBLE OPPORTUNITIES AND
         INCOME FUND
-----------------------------
    Date        NAV    Market
 ----------   ------   ------
   2/1/2005   17.460   20.730
   2/2/2005   17.480   20.920
   2/3/2005   17.500   20.950
   2/4/2005   17.570   20.900
   2/7/2005   17.590   20.990
   2/8/2005   17.610   21.030
   2/9/2005   17.540   21.150
  2/10/2005   17.440   20.600
  2/11/2005   17.500   20.650
  2/14/2005   17.550   20.600
  2/15/2005   17.570   20.540
  2/16/2005   17.630   20.430
  2/17/2005   17.600   20.460
  2/18/2005   17.600   20.000
  2/22/2005   17.550   19.730
  2/23/2005   17.560   20.050
  2/24/2005   17.600   20.020
  2/25/2005   17.690   20.090
  2/28/2005   17.680   20.180
   3/1/2005   17.680   20.290
   3/2/2005   17.650   20.300
   3/3/2005   17.650   20.261
   3/4/2005   17.730   20.250
   3/7/2005   17.780   20.360
   3/8/2005   17.770   20.400
   3/9/2005   17.660   20.080
  3/10/2005   17.480   19.710
  3/11/2005   17.480   19.490
  3/14/2005   17.470   19.090
  3/15/2005   17.450   18.840
  3/16/2005   17.340   18.400
  3/17/2005   17.290   18.850
  3/18/2005   17.250   18.600
  3/21/2005   17.160   18.300
  3/22/2005   17.050   18.350
  3/23/2005   16.910   17.850
  3/24/2005   16.960   18.200
  3/28/2005   16.950   17.880
  3/29/2005   16.830   18.000
  3/30/2005   16.820   18.250
  3/31/2005   16.860   18.360
   4/1/2005   16.820   18.090
   4/4/2005   16.770   17.950
   4/5/2005   16.840   18.050

CONVERTIBLE OPPORTUNITIES AND
         INCOME FUND
-----------------------------
    Date        NAV    Market
 ----------   ------   ------
   4/6/2005   16.890   18.210
   4/7/2005   16.930   18.130
   4/8/2005   16.940   18.080
  4/11/2005   16.860   18.119
  4/12/2005   16.840   18.080
  4/13/2005   16.630   17.910
  4/14/2005   16.460   17.820
  4/15/2005   16.290   17.660
  4/18/2005   16.260   17.590
  4/19/2005   16.350   17.900
  4/20/2005   16.350   18.010
  4/21/2005   16.410   18.370
  4/22/2005   16.430   18.460
  4/25/2005   16.440   18.610
  4/26/2005   16.370   18.500
  4/27/2005   16.300   18.640
  4/28/2005   16.240   18.620
  4/29/2005   16.230   18.510
   5/2/2005   16.270   18.580
   5/3/2005   16.260   18.650
   5/4/2005   16.370   18.940
   5/5/2005   16.310   19.010
   5/6/2005   16.310   19.070
   5/9/2005   16.340   19.030
  5/10/2005   16.300   19.200
  5/11/2005   16.100   18.900
  5/12/2005   16.010   18.950
  5/13/2005   15.910   18.910
  5/16/2005   15.900   18.570
  5/17/2005   15.870   18.380
  5/18/2005   15.960   18.670
  5/19/2005   16.070   18.840
  5/20/2005   16.110   19.060
  5/23/2005   16.210   19.100
  5/24/2005   16.220   19.280
  5/25/2005   16.290   19.230
  5/26/2005   16.380   19.410
  5/27/2005   16.460   19.600
  5/31/2005   16.500   19.640
   6/1/2005   16.590   19.530
   6/2/2005   16.710   19.440
   6/3/2005   16.700   19.550
   6/6/2005   16.720   19.670
   6/7/2005   16.730   19.580

CONVERTIBLE OPPORTUNITIES AND
         INCOME FUND
-----------------------------
    Date        NAV    Market
 ----------   ------   ------
   6/8/2005   16.720   19.590
   6/9/2005   16.720   19.660
  6/10/2005   16.730   19.710
  6/13/2005   16.600   19.380
  6/14/2005   16.650   19.410
  6/15/2005   16.700   19.450
  6/16/2005   16.760   19.440
  6/17/2005   16.780   19.560
  6/20/2005   16.770   19.600
  6/21/2005   16.780   19.530
  6/22/2005   16.760   19.440
  6/23/2005   16.690   19.320
  6/24/2005   16.660   19.410
  6/27/2005   16.670   19.370
  6/28/2005   16.700   19.430
  6/29/2005   16.710   19.420
  6/30/2005   16.730   19.450
   7/1/2005   16.750   19.680
   7/5/2005   16.810   19.790
   7/6/2005   16.770   19.890
   7/7/2005   16.760   19.990
   7/8/2005   16.850   20.110
  7/11/2005   16.960   20.020
  7/12/2005   17.080   20.030
  7/13/2005   16.900   19.750
  7/14/2005   16.900   19.800
  7/15/2005   16.920   19.840
  7/18/2005   16.920   19.850
  7/19/2005   16.970   19.960
  7/20/2005   17.020   19.950
  7/21/2005   16.970   19.900
  7/22/2005   17.060   19.900
  7/25/2005   17.050   20.040
  7/26/2005   17.100   19.970
  7/27/2005   17.150   20.090
  7/28/2005   17.190   20.200
  7/29/2005   17.200   20.370
   8/1/2005   17.200   20.400
   8/2/2005   17.250   20.510
   8/3/2005   17.260   20.620
   8/4/2005   17.240   20.560
   8/5/2005   17.170   20.410
   8/8/2005   17.160   20.460
   8/9/2005   17.170   20.650

CONVERTIBLE OPPORTUNITIES AND
         INCOME FUND
-----------------------------
    Date        NAV    Market
 ----------   ------   ------
  8/10/2005   17.200   20.700
  8/11/2005   17.110   20.450
  8/12/2005   17.130   20.230
  8/15/2005   17.130   20.190
  8/16/2005   17.080   20.330
  8/17/2005   17.040   20.200
  8/18/2005   16.980   20.110
  8/19/2005   17.030   20.120
  8/22/2005   17.050   20.200
  8/23/2005   17.050   20.110
  8/24/2005   17.050   20.110
  8/25/2005   17.090   19.980
  8/26/2005   17.060   20.030
  8/29/2005   17.090   20.140
  8/30/2005   17.090   20.170
  8/31/2005   17.140   20.170
   9/1/2005   17.190   20.350
   9/2/2005   17.190   20.430
   9/6/2005   17.290   20.560
   9/7/2005   17.330   20.640
   9/8/2005   17.310   20.640
   9/9/2005   17.390   20.620
  9/12/2005   17.360   20.500
  9/13/2005   17.220   20.240
  9/14/2005   17.190   20.140
  9/15/2005   17.170   20.120
  9/16/2005   17.230   20.250
  9/19/2005   17.230   20.440
  9/20/2005   17.180   20.150
  9/21/2005   17.110   20.300
  9/22/2005   17.030   20.210
  9/23/2005   17.040   20.000
  9/26/2005   17.120   20.030
  9/27/2005   17.110   19.860
  9/28/2005   17.110   19.800
  9/29/2005   17.170   19.970
  9/30/2005   17.180   20.050
  10/3/2005   17.210   20.040
  10/4/2005   17.130   19.980
  10/5/2005   16.960   19.920
  10/6/2005   16.820   19.950
  10/7/2005   16.860   19.980
 10/10/2005   16.790   20.020
 10/11/2005   16.730   19.970

CONVERTIBLE OPPORTUNITIES AND
         INCOME FUND
-----------------------------
    Date        NAV    Market
 ----------   ------   ------
 10/12/2005   16.430   19.220
 10/13/2005   16.310   18.800
 10/14/2005   16.410   18.940
 10/17/2005   16.480   19.120
 10/18/2005   16.400   19.140
 10/19/2005   16.450   19.230
 10/20/2005   16.340   19.460
 10/21/2005   16.410   19.600
 10/24/2005   16.500   19.660
 10/25/2005   16.540   19.840
 10/26/2005   16.520   19.900
 10/27/2005   16.430   19.830
 10/28/2005   16.460   19.750
 10/31/2005   16.590   19.520
  11/1/2005   16.560   19.720
  11/2/2005   16.620   19.960
  11/3/2005   16.720   20.210
  11/4/2005   16.660   20.310
  11/7/2005   16.660   20.320
  11/8/2005   16.650   20.250
  11/9/2005   16.670   20.260
 11/10/2005   16.620   20.260
 11/11/2005   16.630   20.390
 11/14/2005   16.450   20.250
 11/15/2005   16.420   20.310
 11/16/2005   16.430   19.860
 11/17/2005   16.500   19.910
 11/18/2005   16.520   20.030
 11/21/2005   16.570   19.960
 11/22/2005   16.620   19.980
 11/23/2005   16.650   19.850
 11/25/2005   16.650   19.900
 11/28/2005   16.600   20.070
 11/29/2005   16.600   20.190
 11/30/2005   16.610   20.260
  12/1/2005   16.690   20.300
  12/2/2005   16.710   20.450
  12/5/2005   16.690   20.560
  12/6/2005   16.720   20.440
  12/7/2005   16.650   20.180
  12/8/2005   16.700   20.250
  12/9/2005   16.720   20.470
 12/12/2005   16.770   20.520
 12/13/2005   16.670   20.510

CONVERTIBLE OPPORTUNITIES AND
         INCOME FUND
-----------------------------
    Date        NAV    Market
 ----------   ------   ------
 12/14/2005   16.730   20.390
 12/15/2005   16.680   20.200
 12/16/2005   16.670   20.140
 12/19/2005   16.600   19.930
 12/20/2005   16.620   19.880
 12/21/2005   16.640   20.090
 12/22/2005   16.640   20.260
 12/23/2005   16.630   20.260
 12/27/2005   16.560   20.150
 12/28/2005   16.180   20.020
 12/29/2005   16.170   19.870
 12/30/2005   16.150   19.810
   1/3/2006   16.320   20.040
   1/4/2006   16.440   20.340
   1/5/2006   16.450   20.230
   1/6/2006   16.570   20.300
   1/9/2006   16.590   20.420
  1/10/2006   16.610   20.210
  1/11/2006   16.630   20.040
  1/12/2006   16.610   20.130
  1/13/2006   16.600   20.210
  1/17/2006   16.600   20.390
  1/18/2006   16.570   20.300
  1/19/2006   16.730   20.360
  1/20/2006   16.670   20.200
  1/23/2006   16.720   20.290
  1/24/2006   16.750   20.380
  1/25/2006   16.720   20.420
  1/26/2006   16.750   20.550
  1/27/2006   16.790   20.470
  1/30/2006   16.830   20.180
  1/31/2006   16.870   20.310
   2/1/2006   16.840   20.490
   2/2/2006   16.780   20.580
   2/3/2006   16.730   20.500
   2/6/2006   16.770   20.610
   2/7/2006   16.680   20.650
   2/8/2006   16.720   20.710
   2/9/2006   16.540   20.460
  2/10/2006   16.520   20.580
  2/13/2006   16.470   20.590
  2/14/2006   16.520   20.500
  2/15/2006   16.550   20.550
  2/16/2006   16.620   20.610

CONVERTIBLE OPPORTUNITIES AND
         INCOME FUND
-----------------------------
    Date        NAV    Market
 ----------   ------   ------
  2/17/2006   16.670   20.620
  2/21/2006   16.690   20.730
  2/22/2006   16.720   20.750
  2/23/2006   16.700   20.770
  2/24/2006   16.730   20.830
  2/27/2006   16.750   20.910
  2/28/2006   16.710   20.880
   3/1/2006   16.760   20.870
   3/2/2006   16.780   20.850
   3/3/2006   16.760   20.760
   3/6/2006   16.670   20.730
   3/7/2006   16.560   20.870
   3/8/2006   16.530   20.830
   3/9/2006   16.360   20.580
  3/10/2006   16.370   20.510
  3/13/2006   16.430   20.750
  3/14/2006   16.510   20.780
  3/15/2006   16.580   20.800
  3/16/2006   16.640   20.730
  3/17/2006   16.620   20.780
  3/20/2006   16.590   20.750
  3/21/2006   16.550   20.810
  3/22/2006   16.570   20.880
  3/23/2006   16.560   20.780
  3/24/2006   16.600   20.700
  3/27/2006   16.610   20.670
  3/28/2006   16.580   20.730
  3/29/2006   16.630   20.810
  3/30/2006   16.650   20.910
  3/31/2006   16.620   20.740
   4/3/2006   16.620   20.760
   4/4/2006   16.680   20.900
   4/5/2006   16.770   20.910
   4/6/2006   16.740   20.900
   4/7/2006   16.660   20.750
  4/10/2006   16.630   20.740
  4/11/2006   16.420   20.640
  4/12/2006   16.420   20.600
  4/13/2006   16.420   20.400
  4/17/2006   16.430   20.050
  4/18/2006   16.590   19.920
  4/19/2006   16.690   20.060
  4/20/2006   16.710   20.110
  4/21/2006   16.740   20.190

CONVERTIBLE OPPORTUNITIES AND
         INCOME FUND
-----------------------------
    Date        NAV    Market
 ----------   ------   ------
  4/24/2006   16.710   20.260
  4/25/2006   16.690   20.060
  4/26/2006   16.720   20.060
  4/27/2006   16.730   20.100
  4/28/2006   16.790   20.290
   5/1/2006   16.780   20.140
   5/2/2006   16.910   20.040
   5/3/2006   16.870   20.060
   5/4/2006   16.900   20.110
   5/5/2006   16.970   20.170
   5/8/2006   17.000   20.320
   5/9/2006   16.860   20.070
  5/10/2006   16.900   20.000
  5/11/2006   16.850   19.950
  5/12/2006   16.720   19.990
  5/15/2006   16.660   19.890
  5/16/2006   16.650   19.880
  5/17/2006   16.490   19.730
  5/18/2006   16.420   19.770
  5/19/2006   16.450   19.660
  5/22/2006   16.360   19.700
  5/23/2006   16.380   19.740
  5/24/2006   16.300   19.820
  5/25/2006   16.380   19.810
  5/26/2006   16.440   19.830
  5/30/2006   16.370   19.800
  5/31/2006   16.440   19.690
   6/1/2006   16.490   19.930
   6/2/2006   16.570   20.110
   6/5/2006   16.430   20.080
   6/6/2006   16.340   20.070
   6/7/2006   16.290   19.890
   6/8/2006   16.070   19.600
   6/9/2006   16.070   19.690
  6/12/2006   16.000   19.400
  6/13/2006   15.860   18.930
  6/14/2006   15.790   18.700
  6/15/2006   15.930   19.070
  6/16/2006   15.920   19.020
  6/19/2006   15.820   19.150
  6/20/2006   15.780   19.000
  6/21/2006   15.800   19.120
  6/22/2006   15.750   19.110
  6/23/2006   15.770   19.150

CONVERTIBLE OPPORTUNITIES AND
         INCOME FUND
-----------------------------
    Date        NAV    Market
 ----------   ------   ------
  6/26/2006   15.800   19.010
  6/27/2006   15.770   18.940
  6/28/2006   15.780   19.000
  6/29/2006   15.980   19.100
  6/30/2006   16.130   19.240
   7/3/2006   16.170   19.330
   7/5/2006   16.120   19.410
   7/6/2006   16.120   19.550
   7/7/2006   16.090   19.480
  7/10/2006   16.100   19.600
  7/11/2006   15.980   19.460
  7/12/2006   15.940   19.600
  7/13/2006   15.860   19.540
  7/14/2006   15.820   19.350
  7/17/2006   15.760   19.220
  7/18/2006   15.740   19.400
  7/19/2006   15.880   19.490
  7/20/2006   15.910   19.590
  7/21/2006   15.840   19.570
  7/24/2006   15.920   19.720
  7/25/2006   15.950   19.810
  7/26/2006   16.000   19.880
  7/27/2006   15.990   19.810
  7/28/2006   16.060   19.900
  7/31/2006   16.080   19.820
   8/1/2006   16.060   20.030
   8/2/2006   16.140   19.980
   8/3/2006   16.160   20.050
   8/4/2006   16.210   20.200
   8/7/2006   16.190   20.260
   8/8/2006   16.200   20.350
   8/9/2006   16.040   20.230
  8/10/2006   15.990   20.150
  8/11/2006   15.970   20.240
  8/14/2006   15.990   20.210
  8/15/2006   16.090   20.200
  8/16/2006   16.150   20.230
  8/17/2006   16.150   20.350
  8/18/2006   16.150   20.410
  8/21/2006   16.130   20.340
  8/22/2006   16.110   20.280
  8/23/2006   16.110   20.320
  8/24/2006   16.110   20.270
  8/25/2006   16.110   20.340

CONVERTIBLE OPPORTUNITIES AND
         INCOME FUND
-----------------------------
    Date        NAV    Market
 ----------   ------   ------
  8/28/2006   16.150   20.220
  8/29/2006   16.170   20.270
  8/30/2006   16.190   20.320
  8/31/2006   16.220   20.340
   9/1/2006   16.270   20.120
   9/5/2006   16.300   19.950
   9/6/2006   16.240   19.970
   9/7/2006   16.060   19.730
   9/8/2006   16.040   19.660
  9/11/2006   16.020   19.650
  9/12/2006   16.080   19.610
  9/13/2006   16.140   19.600
  9/14/2006   16.120   19.520
  9/15/2006   16.100   19.470
  9/18/2006   16.120   19.450
  9/19/2006   16.080   19.410
  9/20/2006   16.120   19.640
  9/21/2006   16.150   19.710
  9/22/2006   16.120   19.700
  9/25/2006   16.190   19.700
  9/26/2006   16.240   19.650
  9/27/2006   16.250   19.700
  9/28/2006   16.260   19.620
  9/29/2006   16.260   19.660
  10/2/2006   16.230   19.590
  10/3/2006   16.220   19.400
  10/4/2006   16.310   19.400
  10/5/2006   16.320   19.340
  10/6/2006   16.310   19.240
  10/9/2006   16.320   19.420
 10/10/2006   16.180   19.270
 10/11/2006   16.170   19.270
 10/12/2006   16.230   19.320
 10/13/2006   16.290   19.290
 10/16/2006   16.330   19.290
 10/17/2006   16.310   19.300
 10/18/2006   16.310   19.230
 10/19/2006   16.300   19.260
 10/20/2006   16.290   19.400
 10/23/2006   16.300   19.380
 10/24/2006   16.330   19.440
 10/25/2006   16.380   19.540
 10/26/2006   16.430   19.690
 10/27/2006   16.390   19.690

CONVERTIBLE OPPORTUNITIES AND
         INCOME FUND
-----------------------------
    Date        NAV    Market
 ----------   ------   ------
 10/30/2006   16.410   19.690
 10/31/2006   16.420   19.730

Q. WHAT MAJOR DEVELOPMENTS OCCURRED WITH THE ECONOMY AND MARKET THIS PAST YEAR, AND HOW DID THESE FACTORS AFFECT THE FUND?

A. Rising short-term interest rates were the big story through the first half of 2006,


   Convertible Opportunities and Income Fund
4  ANNUAL REPORT Investment Team Interview

                                                       Investment Team Interview

though they had little impact on the Fund's cost of leverage. Many closed-end funds use leverage by borrowing funds at very short-term rates. As short-term interest rates rise, this increases the cost of leverage and can impact the yield and total return of the portfolio. While the Fund does employ leverage in the form of preferred shares, a majority of the cost of leverage was locked in for longer periods earlier in the interest rate cycle, when rates were lower. Because the cost of leverage was locked in at longer-term fixed rates, the portfolio was not significantly affected by the rising short-term interest rates that marked 2005 and the first half of 2006.

10-YEAR TREASURY FOR THE PERIOD ENDED OCTOBER 31, 2006

                               (PERFORMANCE GRAPH)

10 YEAR TREASURY

   Date      Market
----------   ------
10/31/2005    4.57%
     11/05    4.49%
     12/05    4.39%
      1/06    4.53%
      2/06    4.55%
      3/06    4.86%
      4/06    5.07%
      5/06    5.12%
      6/06    5.15%
      7/06    4.99%
      8/06    4.74%
      9/06    4.64%
     10/06    4.61%

Long-term interest rates also rose over the period, with the yield on the 10-year Treasury moving from 4.57% at the beginning of the fiscal period to 5.15% in June 2006 before falling off in the third calendar quarter. Rising long-term interest rates tend to negatively affect high-quality fixed-income securities. The Fund's portfolio combines high-yield corporate bonds and convertible bonds that tend to be more economically sensitive and much less interest-rate sensitive. This was demonstrated over the period as the portfolio benefited from continued economic growth and a general rise in the equity market.

Mixed economic data stirred up investor apprehension at the start of the third calendar quarter of 2006. This anxiety spurred a continuation of the saw-toothed markets of the second quarter, when stocks would rise for a few days or weeks, only to retreat again. By the end of September, however, the landscape had significantly changed. Markets gained a degree of traction, and major stock indexes around the globe posted solid gains for the quarter. Convertible and high-yield securities participated in the equity market upside during the period, earning respectable returns as well.

Despite media reports of decreased consumer spending, a downward revision of gross domestic product (GDP) growth and higher year-over-year inflation, there was considerable good news in the third quarter. The Fed's decision in August to pause its rate increases served to alleviate recession fears, and investors became cautiously hopeful of economic expansion. Corporate earnings remained robust. The release of strong consumer confidence data, in part a reaction to the continuing slide of gasoline prices, encouraged investors as well. In fact, energy prices continued to drop through October, despite


                                    Convertible Opportunities and Income Fund
                                      Investment Team Interview ANNUAL REPORT  5

Investment Team Interview

FUND ASSET ALLOCATION

                                  (PIE CHART)

Short-Term Investments        1.3%
High Yield/Corporate Bonds   54.8%
Convertible Securities       42.2%
Common Stocks                 1.7%

Fund asset allocation are based on total investment (excluding security lending collateral) and may vary over time.

SECTOR ALLOCATION

Consumer Discretionary       24.1%
Financials                   18.2
Energy                       12.1
Consumer Staples             10.3
Information Technology        8.7
Industrials                   7.2
Health Care                   5.6
Utilities                     4.6
Materials                     4.2
Telecommunication Services    2.3

Sector allocations are based on net assets and may vary over time.

QUALITY ALLOCATION

Weighted Average Credit Quality   BB +
AAA                                1.5%
AA                                 1.5
A                                  6.9
BBB                               17.0
BB                                24.1
B                                 34.2
CCC or below                       3.4
Not rated                         11.4

Data is based on portfolio holdings. Credit quality shown reflects the higher of the ratings of Standard & Poor's Corporation or Moody's Investors Service, Inc. Ratings are relative, subjective and not absolute standards of quality. Excludes equity securities and cash.

OPEC's announcement that it would cut production. These positive events contributed to a robust market with the S&P 500 rising 3.26% in October alone.

Our analysis indicates that the economy is in the midst of a mid-cycle slowdown much like those of 1965, 1985-86 and 1995. However, we don't believe the risk of inflation or recession is high at this time. One significant change that occurred in past mid-cycle slowdowns was a shift from a pro-cyclical market to a more growth-oriented market. The portfolio's emphasis on higher-quality sustainable growth names and reduction in the cyclical sectors positions it well for a rotation in market leadership to stable growth.

Q. WHAT WORKED WELL FOR THE FUND OVER THE PERIOD?

A. Both of the Fund's main asset classes (high-yield corporates and convertible bonds) posted positive returns for the fiscal year. The portfolio benefited from our focus on more equity-sensitive convertible securities--which performed well--reflecting the positive returns in their underlying equities. The portfolio's convertible holdings got an added boost as valuations in the convertible market continued to improve over the period. At the end of the period, the Fund's allocation was 42% in convertibles and 55% in high-yield corporate bonds.

From a sector standpoint, all of the portfolio's sector allocations delivered positive performance, with several of the sectors providing double-digit returns. Relative to the CS High Yield Index, security selection in financials and utilities racked up the biggest gains. Selection among larger-cap securities also proved advantageous.

Q. WHAT HAMPERED THE FUND'S PERFORMANCE?

A. Relative to the benchmark, an underweight position and security selection within the materials sector, while still positive, detracted from performance, as did security selection in the consumer discretionary sector. In addition, the portfolio's higher credit quality relative to the index held back performance, as low-quality issues performed well. From a long-term, risk/reward perspective, however, we maintain that our rigorous credit research will benefit clients over the full course of a market cycle.

Q. THE FUND USES SWAP AGREEMENTS TO LIMIT THE INTEREST-RATE RISK OF LEVERAGE. WHAT WILL YOU DO AS THESE SWAPS ROLL OFF?

A. In order to avoid a significant impact on the portfolio, the maturities of the swap agreements have been staggered over a two-year time period. While we will continue to actively evaluate the opportunity to use swaps, given the current economic environment and the low likelihood of near-term interest rate increases, it does not appear to be advantageous to lock in rates by entering into new swap agreements. See the section titled "Leverage" to learn how the Fund uses leverage and swap agreements to enhance total return and manage interest-rate risk.

Q. WHAT IS YOUR OUTLOOK IN THE COMING YEAR AND HOW ARE YOU POSITIONING THE PORTFOLIO ACCORDINGLY?

A. We believe convertible bonds continue to offer an attractive risk/reward balance for


   Convertible Opportunities and Income Fund
6  ANNUAL REPORT Investment Team Interview

                                                       Investment Team Interview

investors. Although the convertible valuation gap has narrowed significantly this past year, we believe room for valuation improvement remains, which should continue to benefit investors. Convertible new issuance was stronger for the third quarter than it has been for much of the year, but redemptions remained fairly high. However, now that interest rates have moved away from historic lows, it is possible that companies seeking access to capital could be more inclined to consider convertible debt rather than alternatives such as straight high-yield bonds, particularly if the equity market can maintain its upward pace. We are focusing on equity-sensitive issues so that we can continue to participate in any upward movement of the stock market, of these, we're favoring higher-quality, sustainable-growth issues. At the same time, we have reduced our weightings in cyclicals such as energy, industrials and materials; we believe cyclical businesses that owe their growth to volatile commodity prices or to recovery-level growth in the GDP pose higher risk today than more stable growth issues.

The fundamentals of the high-yield market remain solid, and we believe the market looks fairly priced: defaults are low, corporate balance sheets are sound and companies have sufficient cash on hand to service their debts. As high-yield issues are typically more economically sensitive than interest-rate sensitive, these securities should benefit from continued economic growth. While remaining attuned to top-down concerns, we emphasize an issue-by-issue approach in our high-yield portfolios. We look for companies with good return on invested capital and stable or improving credit position; we also favor companies that may benefit from equity issuance or M&A activity. As in many of our other strategies, we have a bias toward sustainable growth companies over those with cyclical vulnerabilities. We are avoiding distressed issues, instead positioning our portfolios with a bias toward securities in the higher quality tiers of the high-yield universe. Given that the performance of high-yield bonds is equity sensitive, our research seeks to determine the financial strength and prospects of issuing companies-- as well as catalysts for upside.

Q. ANY FINAL THOUGHTS FOR INVESTORS?

A. We are firm believers in remaining positioned for the long term and have long recognized the impossibility of predicting the exact timing of market shifts. Accordingly, we continue to attempt to position our portfolios ahead of events and market turns, rather than trying to chase them. Based on our economic outlook, we continue to emphasize investments in companies with quality hallmarks--such as strong balance sheets, capable management and well-planned business strategies. We have found many opportunities to invest in these companies at what we believe are very attractive prices. We thank you for your continued support and look forward to helping you attain your financial goals.

(1) The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. Source: Lipper Analytical Services.

(2) The MSCI EAFE(R) Index measures developed market equity performance (excluding the U.S. and Canada). Source: Lipper Analytical Services.

(3) The Value Line Convertible Index is an equally- weighted index of the larger convertibles, representing 90% of the U.S. convertible securities market. Source: Russell/Mellon Analytical Services LLC.

(4) The CS High Yield Index is an unmanaged index of high yield debt securities. Source: Russell/Mellon Analytical Services LLC.


                                    Convertible Opportunities and Income Fund
                                      Investment Team Interview ANNUAL REPORT  7

Schedule of Investments

OCTOBER 31, 2006

 PRINCIPAL
   AMOUNT                                                             VALUE
-----------                                                      ---------------
CORPORATE BONDS (80.8%)

                  CONSUMER DISCRETIONARY (27.9%)
$ 2,391,000       Asbury Automotive Group, Inc.@
                  9.000%, 06/15/12                               $     2,486,640
  7,940,000       Aztar Corp.@
                  7.875%, 06/15/14                                     8,585,125
 12,436,000       Beazer Homes USA, Inc.
                  8.375%, 04/15/12                                    12,777,990
  4,783,000       DEX Media, Inc.@
                  8.000%, 11/15/13                                     4,860,724
  5,261,000       DIRECTV Financing Company, Inc.
                  8.375%, 03/15/13                                     5,484,592
                  EchoStar DBS Corp.
  5,046,000       7.125%, 02/01/16*                                    4,957,695
  765,000         6.625%, 10/01/14                                       740,138
  7,624,000 GBP   EMI Group, PLC
                  9.750%, 05/20/08                                    15,375,020
  6,696,000       Expedia, Inc.*@
                  7.456%, 08/15/18                                     7,001,063
  5,740,000       Ford Motor Company@
                  8.625%, 11/01/10                                     5,719,060
  5,261,000       GameStop Corp.@
                  8.000%, 10/01/12                                     5,484,592
  1,435,000       General Motors Acceptance Corporation
                  6.875%, 09/15/11                                     1,446,326
                  General Motors Corp.
  8,609,000       7.200%, 01/15/11                                     8,070,937
  1,435,000       7.125%, 07/15/13@                                    1,291,500
                  Goodyear Tire & Rubber Company
  8,131,000       7.000%, 03/15/28                                     6,616,601
  3,826,000       7.857%, 08/15/11@                                    3,720,785
  2,870,000       Group 1 Automotive, Inc.
                  8.250%, 08/15/13                                     2,966,863
  3,826,000       Hasbro, Inc.
                  6.600%, 07/15/28                                     3,840,883
  4,735,000       IMAX Corp.@
                  9.625%, 12/01/10                                     4,427,225
 13,392,000       Isle of Capri Casinos, Inc.
                  9.000%, 03/15/12                                    14,095,080
  3,645,000       Jarden Corp.@
                  9.750%, 05/01/12                                     3,872,813
  2,652,000       Kellwood Company@
                  7.625%, 10/15/17                                     2,453,100
  3,826,000       Landry's Restaurants, Inc.
                  7.500%, 12/15/14                                     3,672,960
  5,500,000       Linens `n Things, Inc.@++
                  10.999%, 01/15/14                                    5,417,500
 16,740,000       MGM Mirage
                  8.375%, 02/01/11                                    17,472,375
  7,461,000       NCL Holding, ASA
                  10.625%, 07/15/14                                    7,311,780
  4,305,000       Oxford Industries, Inc.
                  8.875%, 06/01/11                                     4,439,531

 PRINCIPAL
   AMOUNT                                                             VALUE
-----------                                                      ---------------
$ 4,783,000       Phillips-Van Heusen Corp.@
                  8.125%, 05/01/13                               $     5,010,193
  1,913,000       Reader's Digest Association, Inc.@
                  6.500%, 03/01/11                                     1,855,610
  1,913,000       Rent-A-Center, Inc.
                  7.500%, 05/01/10                                     1,917,783
  2,726,000       RH Donnelley Financial Corp.*
                  10.875%, 12/15/12                                    2,995,193
  2,870,000       Royal Caribbean Cruises, Ltd.
                  7.500%, 10/15/27                                     2,813,306
    765,000       Station Casinos, Inc.
                  6.875%, 03/01/16                                       705,713
  7,653,000       Time Warner, Inc.
                  7.625%, 04/15/31                                     8,653,898
 12,149,000       Vail Resorts, Inc.
                  6.750%, 02/15/14                                    11,906,020
  4,783,000       Warnaco Group, Inc.
                  8.875%, 06/15/13                                     5,022,150
                  Warner Music Group
  7,605,000       7.375%, 04/15/14                                     7,471,912
    957,000 GBP   8.125%, 04/15/14                                     1,871,162
    765,000       Wynn Las Vegas, LLC@
                  6.625%, 12/01/14                                       753,525
                                                                 ---------------
                                                                     215,565,363
                                                                 ---------------
                  CONSUMER STAPLES (10.6%)
    957,000       Alimentation Couche-Tard Inc.
                  7.500%, 12/15/13                                       985,710
  2,822,000       Central Garden & Pet Company
                  9.125%, 02/01/13                                     2,963,100
  4,783,000       Chattem, Inc.
                  7.000%, 03/01/14                                     4,675,383
  3,826,000       Chiquita Brands International, Inc.@
                  8.875%, 12/01/15                                     3,505,573
  5,931,000       Del Monte Foods Company
                  8.625%, 12/15/12                                     6,264,619
 11,957,000       Dole Food Company, Inc.@
                  8.875%, 03/15/11                                    11,463,774
 11,479,000       Jean Coutu Group, Inc.
                  8.500%, 08/01/14                                    11,321,164
  3,348,000       NBTY, Inc.
                  7.125%, 10/01/15                                     3,272,670
  4,783,000       Pilgrim's Pride Corp.@
                  9.250%, 11/15/13                                     4,962,362
  5,740,000       Pinnacle Foods Holding@
                  8.250%, 12/01/13                                     5,783,050
  5,357,000       Playtex Products, Inc.
                  8.000%, 03/01/11                                     5,611,457
                  Reynolds American, Inc.*
  5,261,000       7.300%, 07/15/15                                     5,492,831
  2,870,000       7.625%, 06/01/16                                     3,061,650
  9,566,000       Smithfield Foods, Inc.
                  7.750%, 05/15/13                                     9,924,725

               See accompanying Notes to Schedule of Investments.


   Convertible Opportunities and Income Fund
8  ANNUAL REPORT Schedule of Investments

                                                         Schedule of Investments

OCTOBER 31, 2006

 PRINCIPAL
   AMOUNT                                                             VALUE
-----------                                                      ---------------
$ 2,870,000       SUPERVALU, Inc.
                  7.500%, 11/15/14                               $     2,933,622
                                                                 ---------------
                                                                      82,221,690
                                                                 ---------------
                  ENERGY (11.6%)
  6,648,000       Arch Western Finance, LLC
                  6.750%, 07/01/13                                     6,448,560
  8,609,000       Chesapeake Energy Corp.
                  7.500%, 06/15/14                                     8,856,509
  6,218,000       Comstock Resources, Inc.
                  6.875%, 03/01/12                                     5,914,872
    641,000       Energy Partners, Ltd.
                  8.750%, 08/01/10                                       669,845
  2,870,000       Forest Oil Corp.
                  8.000%, 12/15/11                                     2,984,800
  4,465,000       Giant Industries, Inc.
                  11.000%, 05/15/12                                    4,844,525
  2,391,000       Hanover Compressor Company
                  9.000%, 06/01/14                                     2,558,370
  5,357,000       Petrohawk Energy Corp.
                  7.125%, 04/01/12                                     5,169,505
 10,809,000       Petroleo Brasileiro, SA
                  8.375%, 12/10/18                                    12,727,597
                  Premcor Refining Group, Inc.
  6,122,000       9.500%, 02/01/13                                     6,652,386
  2,607,000       7.500%, 06/15/15                                     2,732,089
  2,870,000       Range Resources Corp.@
                  7.375%, 07/15/13                                     2,913,050
  3,348,000       Superior Energy Services, Inc.*@
                  6.875%, 06/01/14                                     3,339,630
  6,696,000       Swift Energy Company@
                  9.375%, 05/01/12                                     7,081,020
  4,783,000       Whiting Petroleum Corp.@
                  7.250%, 05/01/13                                     4,747,128
                  Williams Companies, Inc.
  9,566,000       7.750%, 06/15/31                                     9,829,065
  1,913,000       7.500%, 01/15/31                                     1,951,260
                                                                 ---------------
                                                                      89,420,211
                                                                 ---------------
                  FINANCIALS (3.1%)
                  E*TRADE Financial, Corp.
  6,313,000       7.375%, 09/15/13                                     6,518,172
  4,305,000       7.875%, 12/01/15@                                    4,574,063
  1,148,000       8.000%, 06/15/11                                     1,196,790
  7,174,000       Leucadia National Corp.
                  7.000%, 08/15/13                                     7,254,707
  1,626,000       Omega Healthcare Investors, Inc.
                  7.000%, 04/01/14                                     1,636,163
  2,404,000       Senior Housing Properties Trust@
                  7.875%, 04/15/15                                     2,494,150
                                                                 ---------------
                                                                      23,674,045
                                                                 ---------------

 PRINCIPAL
   AMOUNT                                                             VALUE
-----------                                                      ---------------
                  HEALTH CARE (5.5%)
$ 3,922,000       Ameripath, Inc.@
                  10.500%, 04/01/13                              $     4,235,760
  3,826,000       Angiotech Pharmaceuticals, Inc.*
                  7.750%, 04/01/14                                     3,653,830
  8,083,000       Bausch & Lomb, Inc.
                  7.125%, 08/01/28                                     8,317,367
  1,626,000       Bio-Rad Laboratories, Inc.
                  7.500%, 08/15/13                                     1,682,910
  1,913,000       Biovail Corp.
                  7.875%, 04/01/10                                     1,927,347
    717,000       DaVita, Inc.
                  7.250%, 03/15/15                                       717,000
    574,000       Omnicare, Inc.@
                  6.875%, 12/15/15                                       565,390
  3,348,000       Psychiatric Solutions, Inc.
                  7.750%, 07/15/15                                     3,331,260
  8,131,000       Tenet Healthcare Corp.@
                  9.250%, 02/01/15                                     7,754,941
  4,305,000       Valeant Pharmaceuticals International
                  7.000%, 12/15/11                                     4,154,325
  6,218,000       Vanguard Health Systems, Inc.@
                  9.000%, 10/01/14                                     6,047,005
                                                                 ---------------
                                                                      42,387,135
                                                                 ---------------
                  INDUSTRIALS (6.1%)
  2,391,000       Armor Holdings, Inc.
                  8.250%, 08/15/13                                     2,486,640
    957,000       FTI Consulting, Inc.@
                  7.625%, 06/15/13                                       983,318
  2,870,000       Gardner Denver, Inc.
                  8.000%, 05/01/13                                     3,006,325
  2,870,000       GATX Corp.@
                  8.875%, 06/01/09                                     3,107,274
  6,218,000       General Cable Corp.
                  9.500%, 11/15/10                                     6,653,260
  1,223,000       Global Cash Access, Inc.
                  8.750%, 03/15/12                                     1,297,909
  3,731,000       Greenbrier Companies, Inc.
                  8.375%, 05/15/15                                     3,796,292
  1,531,000       H&E Equipment Service, Inc.*
                  8.375%, 07/15/16                                     1,588,413
  1,913,000       IKON Office Solutions, Inc.
                  7.750%, 09/15/15                                     1,972,781
                  JLG Industries, Inc.@
  4,305,000       8.250%, 05/01/08                                     4,477,200
    957,000       8.375%, 06/15/12                                     1,014,420
  1,057,000       Orbital Sciences Corp.@
                  9.000%, 07/15/11                                     1,127,026
  1,435,000       Sequa Corp.
                  8.875%, 04/01/08                                     1,495,988
  6,696,000       Terex Corp.@
                  7.375%, 01/15/14                                     6,829,920

               See accompanying Notes to Schedule of Investments.


                                    Convertible Opportunities and Income Fund
                                        Schedule of Investments ANNUAL REPORT  9

Schedule of Investments

OCTOBER 31, 2006

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                       --------------
$ 1,913,000       Trinity Industries, Inc.
                  6.500%, 03/15/14                                $    1,886,696
  3,324,000       WESCO International, Inc.
                  7.500%, 10/15/17                                     3,373,860
  1,913,000       Williams Scotsman International,
                  Inc.@
                  8.500%, 10/01/15                                     1,984,737
                                                                  --------------
                                                                      47,082,059
                                                                  --------------
                  INFORMATION TECHNOLOGY (5.8%)
  5,580,000       Advanced Micro Devices, Inc.
                  7.750%, 11/01/12                                     5,691,600
    670,000       Anixter International, Inc.
                  5.950%, 03/01/15                                       633,150
    670,000       Avago Technologies*@
                  11.875%, 12/01/15                                      740,350
  3,826,000       Celestica, Inc.@
                  7.875%, 07/01/11                                     3,883,390
  4,783,000       Flextronics International, Ltd.@
                  6.500%, 05/15/13                                     4,777,021
  4,783,000       Freescale Semiconductor, Inc.
                  7.125%, 07/15/14                                     5,129,815
    359,000       Sanmina-SCI Corp.
                  8.125%, 03/01/16                                       354,961
  6,553,000       SunGard Data Systems, Inc.@
                  9.125%, 08/15/13                                     6,831,503
                  Xerox Corp.@
  9,088,000       8.000%, 02/01/27                                     9,326,560
  6,696,000       7.625%, 06/15/13                                     7,030,800
                                                                  --------------
                                                                      44,399,150
                                                                  --------------
                  MATERIALS (5.9%)
    957,000       Agrium, Inc.
                  7.125%, 05/23/36                                     1,023,859
    957,000       Crown Holdings, Inc.@
                  7.750%, 11/15/15                                       986,906
  4,783,000       Equistar Chemicals, LP
                  10.625%, 05/01/11                                    5,141,725
    765,000       Gibraltar Industries, Inc.
                  8.000%, 12/01/15                                       761,175
                  Ineos Group Holdings, PLC*
  4,592,000 EUR   7.875%, 02/15/16                                     5,633,664
    957,000       8.500%, 02/15/16@                                      925,897
  7,131,000       IPSCO, Inc.
                  8.750%, 06/01/13                                     7,630,170
  3,826,000       Neenah Paper, Inc.
                  7.375%, 11/15/14                                     3,653,830
  7,653,000       Sealed Air Corp.*
                  6.875%, 07/15/33                                     7,726,913
  1,913,000       Texas Industries, Inc.
                  7.250%, 07/15/13                                     1,913,000
                  Union Carbide Corp.
  3,826,000       7.500%, 06/01/25                                     4,129,165
  2,965,000       7.875%, 04/01/23                                     3,164,521

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                       --------------
$ 3,061,000       Westlake Chemical Corp.
                  6.625%, 01/15/16                                $    2,946,212
                                                                  --------------
                                                                      45,637,037
                                                                  --------------
                  TELECOMMUNICATION SERVICES (3.3%)
    574,000       Citizens Communications Company@
                  9.000%, 08/15/31                                       626,378
  1,913,000       iPCS, Inc.
                  11.500%, 05/01/12                                    2,147,342
  1,511,000       Leap Wireless International,
                  Inc.*
                  9.375%, 11/01/14                                     1,548,775
  3,587,000 CAD   Rogers Communications, Inc.
                  7.250%, 12/15/11                                     3,446,165
  4,305,000 CAD   Rogers Wireless, Inc.
                  7.625%, 12/15/11                                     4,222,998
  9,566,000       Sprint Nextel Corporation
                  7.375%, 08/01/15                                     9,888,690
  3,826,000       Syniverse Technologies, Inc.
                  7.750%, 08/15/13                                     3,692,090
                                                                  --------------
                                                                      25,572,438
                                                                  --------------
                  UTILITIES (1.0%)
  1,196,000       Edison International
                  7.730%, 06/15/09                                     1,249,820
    957,000       NRG Energy, Inc.
                  7.250%, 02/01/14                                       970,158
  5,740,000       TXU Corp.
                  6.500%, 11/15/24                                     5,539,370
                                                                  --------------
                                                                       7,759,348
                                                                  --------------
                  TOTAL CORPORATE BONDS
                  (Cost $609,468,558)                                623,718,476
                                                                  ==============

CONVERTIBLE BONDS (19.5%)
                  CONSUMER DISCRETIONARY (4.1%)
  5,500,000       EchoStar Communications Corp.
                  5.750%, 05/15/08                                     5,575,625
  5,500,000 GBP   Punch Taverns Redwood Jersey Co., Ltd.
                  5.000%, 12/14/10                                    11,844,549
                  United Auto Group, Inc.
  3,040,000       3.500%, 04/01/26                                     3,484,600
  1,960,000       3.500%, 04/01/26*                                    2,246,650
  7,500,000       Walt Disney Company@
                  2.125%, 04/15/23                                     8,559,375
                                                                  --------------
                                                                      31,710,799
                                                                  --------------
                  CONSUMER STAPLES (0.6%)
  3,500,000       Church & Dwight Co., Inc.
                  5.250%, 08/15/33                                     4,895,625
                                                                  --------------
                  ENERGY (1.3%)
  7,500,000       Helix Energy Solutions Group*
                  3.250%, 12/15/25                                     9,778,125
                                                                  --------------

               See accompanying Notes to Schedule of Investments.


    Convertible Opportunities and Income Fund
10  ANNUAL REPORT Schedule of Investments

                                                         Schedule of Investments

OCTOBER 31, 2006

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                       --------------
                  FINANCIALS (0.8%)
$ 2,750,000       Deutsche Bank Luxembourg, SA
                  (USA Interactive)*++&
                  5.689%, 05/01/12                                $    3,318,700
  2,500,000       Travelers Property Casualty Corp.
                  4.500%, 04/15/32                                     2,600,000
                                                                  --------------
                                                                       5,918,700
                                                                  --------------
                  HEALTH CARE (1.7%)
  5,000,000       Health Management Associates, Inc.
                  1.500%, 08/01/23                                     5,081,250
  1,270,000       Valeant Pharmaceuticals International
                  3.000%, 08/16/10                                     1,217,612
  6,500,000       Wyeth@++
                  5.109%, 01/15/24                                     7,118,800
                                                                  --------------
                                                                      13,417,662
                                                                  --------------
                  INDUSTRIALS (3.2%)
  9,500,000       GATX Corp.
                  7.500%, 02/01/07                                    12,171,875
  5,500,000       Lockheed Martin Corp.@++
                  5.155%, 08/15/33                                     7,010,300
  5,000,000       Quanta Services, Inc.*
                  3.750%, 04/30/26                                     5,456,250
                                                                  --------------
                                                                      24,638,425
                                                                  --------------
                  INFORMATION TECHNOLOGY (6.7%)
  5,500,000       DST Systems, Inc.
                  4.125%, 08/15/23                                     7,603,750
  5,600,000       Electronic Data Systems Corp.
                  3.875%, 07/15/23                                     5,754,000
  9,000,000       Intel Corp.@
                  2.950%, 12/15/35                                     8,212,500
  6,500,000       LSI Logic Corp.@
                  4.000%, 05/15/10                                     6,963,125
                  Mentor Graphics Corp.
  5,000,000       6.250%, 03/01/26*                                    6,337,500
  2,500,000       6.250%, 03/01/26@                                    3,137,500
 14,000,000       Vishay Intertechnology, Inc.
                  3.625%, 08/01/23                                    13,965,000
                                                                  --------------
                                                                      51,973,375
                                                                  --------------
                  UTILITIES (1.1%)
  2,950,000 GBP   Scottish & Southern Energy, PLC
                  3.750%, 10/29/09                                     8,316,319
                                                                  --------------
                  TOTAL CONVERTIBLE BONDS
                  (Cost $138,479,045)                                150,649,030
                                                                  ==============

SYNTHETIC CONVERTIBLE SECURITIES (4.3%)
CORPORATE BONDS (3.7%)
                  CONSUMER DISCRETIONARY
                  (1.3%)
    109,000       Asbury Automotive Group, Inc.@
                  9.000%, 06/15/12                                       113,360
    360,000       Aztar Corp.@
                  7.875%, 06/15/14                                       389,250

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                       --------------
$   564,000       Beazer Homes USA, Inc.
                  8.375%, 04/15/12                                $      579,510
    217,000       DEX Media, Inc.@
                  8.000%, 11/15/13                                       220,526
    239,000       DIRECTV Financing Company, Inc.
                  8.375%, 03/15/13                                       249,157
                  EchoStar DBS Corp.
    229,000       7.125%, 02/01/16*                                      224,992
     35,000       6.625%, 10/01/14                                        33,863
    346,000 GBP   EMI Group, PLC
                  9.750%, 05/20/08                                       697,765
    304,000       Expedia, Inc.*@
                  7.456%, 08/15/18                                       317,850
    260,000       Ford Motor Company@
                  8.625%, 11/01/10                                       259,052
    239,000       GameStop Corp.@
                  8.000%, 10/01/12                                       249,157
     65,000       General Motors Acceptance
                  Corporation
                  6.875%, 09/15/11                                        65,513
                  General Motors Corp.
    391,000       7.200%, 01/15/11                                       366,562
     65,000       7.125%, 07/15/13@                                       58,500
                  Goodyear Tire & Rubber Company
    369,000       7.000%, 03/15/28                                       300,274
    174,000       7.857%, 08/15/11@                                      169,215
    130,000       Group 1 Automotive, Inc.
                  8.250%, 08/15/13                                       134,388
    174,000       Hasbro, Inc.
                  6.600%, 07/15/28                                       174,677
    215,000       IMAX Corp.@
                  9.625%, 12/01/10                                       201,025
    608,000       Isle of Capri Casinos, Inc.
                  9.000%, 03/15/12                                       639,920
    165,000       Jarden Corp.@
                  9.750%, 05/01/12                                       175,313
    120,000       Kellwood Company@
                  7.625%, 10/15/17                                       111,000
    174,000       Landry's Restaurants, Inc.
                  7.500%, 12/15/14                                       167,040
    250,000       Linens 'n Things, Inc.@++
                  10.999%, 01/15/14                                      246,250
    760,000       MGM Mirage
                  8.375%, 02/01/11                                       793,250
    339,000       NCL Holding, ASA
                  10.625%, 07/15/14                                      332,220
    195,000       Oxford Industries, Inc.
                  8.875%, 06/01/11                                       201,094
    217,000       Phillips-Van Heusen Corp.@
                  8.125%, 05/01/13                                       227,307
     87,000       Readers Digest Association, Inc.@
                  6.500%, 03/01/11                                        84,390
     87,000       Rent-A-Center, Inc.
                  7.500%, 05/01/10                                        87,218

               See accompanying Notes to Schedule of Investments.


                                   Convertible Opportunities and Income Fund
                                       Schedule of Investments ANNUAL REPORT  11

Schedule of Investments

OCTOBER 31, 2006

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                       --------------
$   124,000       RH Donnelley Financial Corp.*
                  10.875%, 12/15/12                               $      136,245
    130,000       Royal Caribbean Cruises, Ltd.
                  7.500%, 10/15/27                                       127,432
     35,000       Station Casinos, Inc.
                  6.875%, 03/01/16                                        32,288
    347,000       Time Warner, Inc.
                  7.625%, 04/15/31                                       392,382
    551,000       Vail Resorts, Inc.
                  6.750%, 02/15/14                                       539,980
    217,000       Warnaco Group, Inc.
                  8.875%, 06/15/13                                       227,850
                  Warner Music Group
    345,000       7.375%, 04/15/14                                       338,962
     43,000 GBP   8.125%, 04/15/14                                        84,075
     35,000       Wynn Las Vegas, LLC@
                  6.625%, 12/01/14                                        34,475
                                                                  --------------
                                                                       9,783,327
                                                                  --------------
                  CONSUMER STAPLES (0.5%)
     43,000       Alimentation Couche-Tard Inc.
                  7.500%, 12/15/13                                        44,290
    128,000       Central Garden & Pet Company
                  9.125%, 02/01/13                                       134,400
    217,000       Chattem, Inc.
                  7.000%, 03/01/14                                       212,118
    174,000       Chiquita Brands International, Inc.@
                  8.875%, 12/01/15                                       159,428
    269,000       Del Monte Foods Company
                  8.625%, 12/15/12                                       284,131
    543,000       Dole Food Company, Inc.@
                  8.875%, 03/15/11                                       520,601
    521,000       Jean Coutu Group, Inc.
                  8.500%, 08/01/14                                       513,836
    152,000       NBTY, Inc.
                  7.125%, 10/01/15                                       148,580
    217,000       Pilgrim's Pride Corp.@
                  9.250%, 11/15/13                                       225,137
    260,000       Pinnacle Foods Holding@
                  8.250%, 12/01/13                                       261,950
    243,000       Playtex Products, Inc.
                  8.000%, 03/01/11                                       254,542
                  Reynolds American, Inc.*
    239,000       7.300%, 07/15/15                                       249,532
    130,000       7.625%, 06/01/16                                       138,681
    434,000       Smithfield Foods, Inc.
                  7.750%, 05/15/13                                       450,275
    130,000       SUPERVALU, Inc.
                  7.500%, 11/15/14                                       132,882
                                                                  --------------
                                                                       3,730,383
                                                                  --------------
                  ENERGY (0.5%)
    302,000       Arch Western Finance, LLC
                  6.750%, 07/01/13                                       292,940

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                       --------------
$   391,000       Chesapeake Energy Corp.
                  7.500%, 06/15/14                                $      402,241
    282,000       Comstock Resources, Inc.
                  6.875%, 03/01/12                                       268,253
     29,000       Energy Partners, Ltd.
                  8.750%, 08/01/10                                        30,305
    130,000       Forest Oil Corp.
                  8.000%, 12/15/11                                       135,200
    203,000       Giant Industries, Inc.
                  11.000%, 05/15/12                                      220,255
    109,000       Hanover Compressor Company
                  9.000%, 06/01/14                                       116,630
    243,000       Petrohawk Energy Corp.
                  7.125%, 04/01/12                                       234,495
    491,000       Petroleo Brasileiro, SA
                  8.375%, 12/10/18                                       578,152
                  Premcor Refining Group, Inc.
    278,000       9.500%, 02/01/13                                       302,085
    118,000       7.500%, 06/15/15                                       123,662
    130,000       Range Resources Corp.@
                  7.375%, 07/15/13                                       131,950
    152,000       Superior Energy Services, Inc.*@
                  6.875%, 06/01/14                                       151,620
    304,000       Swift Energy Company@
                  9.375%, 05/01/12                                       321,480
    217,000       Whiting Petroleum Corp.@
                  7.250%, 05/01/13                                       215,373
                  Williams Companies, Inc.
    434,000       7.750%, 06/15/31                                       445,935
     87,000       7.500%, 01/15/31                                        88,740
                                                                  --------------
                                                                       4,059,316
                                                                  --------------
                  FINANCIALS (0.1%)
                  E*TRADE Financial, Corp.
    287,000       7.375%, 09/15/13                                       296,327
    195,000       7.875%, 12/01/15@                                      207,188
     52,000       8.000%, 06/15/11                                        54,210
    326,000       Leucadia National Corp.
                  7.000%, 08/15/13                                       329,667
     74,000       Omega Healthcare Investors, Inc.
                  7.000%, 04/01/14                                        74,463
    109,000       Senior Housing Properties Trust@
                  7.875%, 04/15/15                                       113,088
                                                                  --------------
                                                                       1,074,943
                                                                  --------------
                  HEALTH CARE (0.2%)
    178,000       Ameripath, Inc.@
                  10.500%, 04/01/13                                      192,240
    174,000       Angiotech Pharmaceuticals, Inc.*
                  7.750%, 04/01/14                                       166,170
    367,000       Bausch & Lomb, Inc.
                  7.125%, 08/01/28                                       377,641
     74,000       Bio-Rad Laboratories, Inc.
                  7.500%, 08/15/13                                        76,590

               See accompanying Notes to Schedule of Investments.


    Convertible Opportunities and Income Fund
12  ANNUAL REPORT Schedule of Investments

                                                         Schedule of Investments

OCTOBER 31, 2006

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                       --------------
$    87,000       Biovail Corp.
                  7.875%, 04/01/10                                $       87,652
     33,000       DaVita, Inc.
                  7.250%, 03/15/15                                        33,000
     26,000       Omnicare, Inc.@
                  6.875%, 12/15/15                                        25,610
    152,000       Psychiatric Solutions, Inc.
                  7.750%, 07/15/15                                       151,240
    369,000       Tenet Healthcare Corp.@
                  9.250%, 02/01/15                                       351,934
    195,000       Valeant Pharmaceuticals International
                  7.000%, 12/15/11                                       188,175
    282,000       Vanguard Health Systems, Inc.@
                  9.000%, 10/01/14                                       274,245
                                                                  --------------
                                                                       1,924,497
                                                                  --------------
                  INDUSTRIALS (0.3%)
    109,000       Armor Holdings, Inc.
                  8.250%, 08/15/13                                       113,360
     43,000       FTI Consulting, Inc.@
                  7.625%, 06/15/13                                        44,183
    130,000       Gardner Denver, Inc.
                  8.000%, 05/01/13                                       136,175
    130,000       GATX Corp.@
                  8.875%, 06/01/09                                       140,748
    282,000       General Cable Corp.
                  9.500%, 11/15/10                                       301,740
     55,000       Global Cash Access, Inc.
                  8.750%, 03/15/12                                        58,369
    169,000       Greenbrier Companies, Inc.
                  8.375%, 05/15/15                                       171,957
     69,000       H&E Equipment Service, Inc.*
                  8.375%, 07/15/16                                        71,587
     87,000       IKON Office Solutions, Inc.
                  7.750%, 09/15/15                                        89,719
                  JLG Industries, Inc.@
    195,000       8.250%, 05/01/08                                       202,800
     43,000       8.375%, 06/15/12                                        45,580
     48,000       Orbital Sciences Corp.@
                  9.000%, 07/15/11                                        51,180
     65,000       Sequa Corp.
                  8.875%, 04/01/08                                        67,762
    304,000       Terex Corp.@
                  7.375%, 01/15/14                                       310,080
     87,000       Trinity Industries, Inc.
                  6.500%, 03/15/14                                        85,804
    151,000       WESCO International, Inc.
                  7.500%, 10/15/17                                       153,265
     87,000       Williams Scotsman International, Inc.@
                  8.500%, 10/01/15                                        90,262
                                                                  --------------
                                                                       2,134,571
                                                                  --------------

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                       --------------
                  INFORMATION TECHNOLOGY (0.3%)
$   253,000       Advanced Micro Devices, Inc.
                  7.750%, 11/01/12                                $      258,060
     30,000       Anixter International, Inc.
                  5.950%, 03/01/15                                        28,350
     30,000       Avago Technologies*@
                  11.875%, 12/01/15                                       33,150
    174,000       Celestica, Inc.@
                  7.875%, 07/01/11                                       176,610
    217,000       Flextronics International, Ltd.@
                  6.500%, 05/15/13                                       216,729
    217,000       Freescale Semiconductor, Inc.
                  7.125%, 07/15/14                                       232,735
     16,000       Sanmina-SCI Corp.
                  8.125%, 03/01/16                                        15,820
    297,000       SunGard Data Systems, Inc.@
                  9.125%, 08/15/13                                       309,622
                  Xerox Corp.@
    412,000       8.000%, 02/01/27                                       422,815
    304,000       7.625%, 06/15/13                                       319,200
                                                                  --------------
                                                                       2,013,091
                                                                  --------------
                  MATERIALS (0.3%)
     43,000       Agrium, Inc.
                  7.125%, 05/23/36                                        46,004
     43,000       Crown Holdings, Inc.@
                  7.750%, 11/15/15                                        44,344
    217,000       Equistar Chemicals, LP
                  10.625%, 05/01/11                                      233,275
     35,000       Gibraltar Industries, Inc.
                  8.000%, 12/01/15                                        34,825
                  Ineos Group Holdings, PLC*
    208,000 EUR   7.875%, 02/15/16                                       255,183
     43,000       8.500%, 02/15/16@                                       41,603
    324,000       IPSCO, Inc.
                  8.750%, 06/01/13                                       346,680
    174,000       Neenah Paper, Inc.
                  7.375%, 11/15/14                                       166,170
    347,000       Sealed Air Corp.*
                  6.875%, 07/15/33                                       350,351
     87,000       Texas Industries, Inc.
                  7.250%, 07/15/13                                        87,000
                  Union Carbide Corp.
    174,000       7.500%, 06/01/25                                       187,787
    135,000       7.875%, 04/01/23                                       144,084
    139,000       Westlake Chemical Corp.
                  6.625%, 01/15/16                                       133,788
                                                                  --------------
                                                                       2,071,094
                                                                  --------------
                  TELECOMMUNICATION SERVICES (0.2%)
     26,000       Citizens Communications Company@
                  9.000%, 08/15/31                                        28,373
     87,000       iPCS, Inc.
                  11.500%, 05/01/12                                       97,657

               See accompanying Notes to Schedule of Investments.


                                   Convertible Opportunities and Income Fund
                                       Schedule of Investments ANNUAL REPORT  13

Schedule of Investments

OCTOBER 31, 2006

 PRINCIPAL
   AMOUNT                                                             VALUE
-----------                                                      ---------------
$    69,000       Leap Wireless International, Inc.*
                  9.375%, 11/01/14                               $        70,725
    163,000 CAD   Rogers Communications, Inc.
                  7.250%, 12/15/11                                       156,600
    195,000 CAD   Rogers Wireless, Inc.
                  7.625%, 12/15/11                                       191,286
    434,000       Sprint Nextel Corporation
                  7.375%, 08/01/15                                       448,640
    174,000       Syniverse Technologies, Inc.
                  7.750%, 08/15/13                                       167,910
                                                                 ---------------
                                                                       1,161,191
                                                                 ---------------
                  UTILITIES (0.0%)
     54,000       Edison International
                  7.730%, 06/15/09                                        56,430
     43,000       NRG Energy, Inc.
                  7.250%, 02/01/14                                        43,592
    260,000       TXU Corp.
                  6.500%, 11/15/24                                       250,912
                                                                 ---------------
                                                                         350,934
                                                                 ---------------
                  TOTAL CORPORATE BONDS                               28,303,347
                                                                 ===============

 NUMBER OF
 CONTRACTS                                                            VALUE
-----------                                                      ---------------
OPTIONS (0.6%)
                  CONSUMER DISCRETIONARY (0.1%)
        200       Garmin, Ltd.#
                  Call, 01/19/08, Strike $50.00                          227,000
        260       Office Depot, Inc.#
                  Call, 01/19/08, Strike $40.00                          196,300
                                                                 ---------------
                                                                         423,300
                                                                 ---------------
                  CONSUMER STAPLES (0.1%)
        520       Kroger Company#
                  Call, 01/19/08, Strike $20.00                          218,400
        215       PepsiCo, Inc.#
                  Call, 01/19/08, Strike $60.00                          154,800
                                                                 ---------------
                                                                         373,200
                                                                 ---------------
                  FINANCIALS (0.1%)
         15       Chicago Mercantile Exchange Holdings, Inc.#
                  Call, 01/19/08, Strike $420.00                         190,725
         60       Goldman Sachs Group, Inc.#
                  Call, 01/19/08, Strike $160.00                         262,500
        120       Lehman Brothers Holdings, Inc.#
                  Call, 01/19/08, Strike $75.00                          150,000
        145       Merrill Lynch & Company, Inc.#
                  Call, 01/19/08, Strike $70.00                          316,825
        190       State Street Corp.#
                  Call, 01/19/08, Strike $60.00                          189,050
                                                                 ---------------
                                                                       1,109,100
                                                                 ---------------

 NUMBER OF
 CONTRACTS                                                            VALUE
-----------                                                      ---------------
                  HEALTH CARE (0.0%)
         75       Allergan, Inc.#
                  Call, 01/19/08, Strike $110.00                 $       138,375
                                                                 ---------------
                  INFORMATION TECHNOLOGY (0.3%)
         70       Apple Computer, Inc.#
                  Call, 01/19/08, Strike $75.00                          129,500
        280       Hewlett-Packard Company#
                  Call, 01/19/08, Strike $30.00                          319,200
        320       Intuit, Inc.#
                  Call, 01/19/08, Strike $27.50                          328,000
        275       Motorola, Inc.#
                  Call, 01/19/08, Strike $22.50                          104,500
                  Nokia Corp.#
      1,900       Call, 01/19/08, Strike $20.00                          479,750
      1,900       Call, 01/19/08, Strike $17.50                          750,500
        200       NVIDIA Corp.#
                  Call, 01/19/08, Strike $30.00                          202,000
                                                                 ---------------
                                                                       2,313,450
                                                                 ---------------
                  MATERIALS (0.0%)
         90       Phelps Dodge Corp.#
                  Call, 01/19/08, Strike $72.50                          276,300
                                                                 ---------------
                  TELECOMMUNICATION SERVICES (0.0%)
        190       America Movil, S.A. de C.V.#
                  Call, 01/19/08, Strike $40.00                          165,300
        110       NII Holdings, Inc.#
                  Call, 01/19/08, Strike $55.00                          195,800
                                                                 ---------------
                                                                         361,100
                                                                 ---------------
                  TOTAL OPTIONS                                        4,994,825
                                                                 ---------------
                  TOTAL SYNTHETIC
                  CONVERTIBLE SECURITIES
                  (Cost $31,484,168)                                  33,298,172
                                                                 ===============

 NUMBER OF
   SHARES                                                             VALUE
-----------                                                      ---------------
CONVERTIBLE PREFERRED STOCKS (38.4%)
                  CONSUMER DISCRETIONARY (2.7%)
    610,000       Ford Motor Company Capital Trust II
                  6.500%                                              21,014,500
                                                                 ---------------
                  CONSUMER STAPLES (3.6%)
  1,115,500       SUPERVALU, Inc.
                  7.250%                                              28,043,670
                                                                 ---------------
                  ENERGY (4.7%)
     50,000       Chesapeake Energy Corp.
                  6.250%                                              13,690,000
    210,000       Hess Corp.
                  7.000%                                              22,365,000
                                                                 ---------------
                                                                      36,055,000
                                                                 ---------------
                  FINANCIALS (20.6%)
    525,000       Citigroup, Inc.(Genworth Financial, Inc.)++&
                  5.020%                                              16,784,250

               See accompanying Notes to Schedule of Investments.


    Convertible Opportunities and Income Fund
14  ANNUAL REPORT Schedule of Investments

                                                         Schedule of Investments

OCTOBER 31, 2006

 NUMBER OF
   SHARES                                                             VALUE
-----------                                                      ---------------
     16,000       Fortis Insurance, NV (Assurant, Inc.)*&
                  7.750%                                         $    21,812,800
    240,000       Lazard, Ltd.
                  6.625%                                               8,800,800
    850,000       Lehman Brothers Holdings, Inc.
                  (General Mills, Inc.)&
                  6.250%                                              23,375,000
    190,000       Merrill Lynch & Co., Inc.
                  (Nuveen Investments, Inc.)&
                  6.750%                                               8,299,200
    785,000       MetLife,Inc.
                  6.375%                                              23,251,700
    650,000       National Australia Bank, Ltd.
                  7.875%                                              31,102,500
    105,000 CHF   Swiss Re
                  6.000%                                               8,726,044
    310,000       Washington Mutual, Inc.
                  5.375%                                              16,755,500
                                                                 ---------------
                                                                     158,907,794
                                                                 ---------------
                  HEALTH CARE (0.9%)
    120,000       Schering-Plough Corp.
                  6.000%                                               6,607,200
                                                                 ---------------
                  INDUSTRIALS (1.2%)
  2,500,000 GBP   BAE Systems, PLC
                  7.750%                                               9,565,456
                                                                 ---------------
                  UTILITIES (4.7%)
    410,000       AES Corp. Trust III
                  6.750%                                              19,823,500
    350,000       CenterPoint Energy, Inc.
                  (Time Warner, Inc.)++&
                  2.000%                                              12,915,000
     65,000       Southern Union Company
                  5.000%                                               3,623,750
                                                                 ---------------
                                                                      36,362,250
                                                                 ---------------
                  TOTAL CONVERTIBLE
                  PREFERRED STOCKS
                  (Cost $253,581,741)                                296,555,870
                                                                 ===============
COMMON STOCK (2.6%)
                  FINANCIALS (2.6%)
    371,106       Chubb Corp.
                  (Cost $18,187,905)                                  19,724,284
                                                                 ===============

 PRINCIPAL
   AMOUNT                                                             VALUE
-----------                                                      ---------------
SHORT-TERM INVESTMENT (1.9%)
                  COMMERCIAL PAPER (1.9%)
$14,288,000       Citigroup, Inc.
                  5.230%, 11/01/06
                  (Cost $14,288,000)                                  14,288,000
                                                                 ---------------

 NUMBER OF
   SHARES                                                             VALUE
-----------                                                      ---------------
INVESTMENTS OF CASH COLLATERAL
FOR SECURITIES ON LOAN (17.7%)
136,928,000       Bank of New York
                  Institutional
                  Cash Reserve Fund
                  current rate 5.389%
                  (Cost $136,928,000)                            $   136,928,000
                                                                 ---------------
   TOTAL INVESTMENTS (165.2%)
   (Cost $1,202,417,417)                                           1,275,161,832
                                                                 ===============
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-17.7%)                  (136,928,000)
                                                                 ---------------
OTHER ASSETS, LESS LIABILITIES (2.3%)                                 18,233,552
                                                                 ---------------
PREFERRED SHARES AT REDEMPTION VALUE INCLUDING
   DIVIDENDS PAYABLE (-49.8%)                                       (384,473,258)
                                                                 ---------------
NET ASSETS APPLICABLE TO COMMON
   SHAREHOLDERS (100.0%)                                         $   771,994,126
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS

Note: Value for Securities denominated in foreign currencies are shown in U.S. dollars.

* 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ( "QIBs "), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At October 31, 2006, the market value of 144A securities that were not subject to mandatory issuer registration obligations is $72,873,655 or 9.4% of net assets.

@    Security, or portion of security, is on loan.

#    Non-income producing security.

++ Variable rate or step bond security. The interest rate shown is the rate in effect at October 31, 2006.

& Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.

FOREIGN CURRENCY ABBREVIATIONS

CAD   Canadian Dollar
CHF   Swiss Franc
EUR   European Monetary Unit
GBP   British Pound Sterling

                 See accompanying Notes to Financial Statements.


                                  Convertible Opportunities and Income Fund
                                      Schedule of Investments ANNUAL REPORT   15

Statement Of Assets And Liabilities

OCTOBER 31, 2006
----------------
ASSETS
Investments, at value* (cost $1,202,417,417)                   $1,275,161,832
Cash with custodian (interest bearing)                              6,545,434
Foreign currency (cost $4,262,497)                                  4,262,785
Accrued interest and dividends receivables                         17,737,662
Unrealized appreciation on interest rate swaps                      7,212,534
Prepaid expenses                                                       91,337
Other assets                                                           51,145
                                                               --------------
         Total assets                                           1,311,062,729
                                                               --------------
LIABILITIES
Payables:
   Cash collateral for securities on loan                         136,928,000
   Investments purchased                                           16,920,406
   Affiliates:
      Investment advisory fees                                        536,911
      Deferred compensation to Trustees                                51,145
      Financial accounting fees                                        11,044
      Trustee fees and officer compensation                               516
Accounts payable and accrued liabilities                              147,323
                                                               --------------
         Total liabilities                                        154,595,345
                                                               --------------
PREFERRED SHARES
$25,000 liquidation value per share applicable to 15,360
   shares, including dividends payable                            384,473,258
                                                               --------------
         NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS          $  771,994,126
                                                               ==============
COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Common stock, no par value, unlimited shares authorized
   47,005,186 shares issued and outstanding                    $  684,128,592
Undistributed net investment income (loss)                         (6,717,787)
Accumulated net realized gain (loss) on investments, foreign
   currency transactions and interest rate swaps                   14,595,822
Net unrealized appreciation (depreciation) on investments,
   foreign currency translations and interest rate swaps           79,987,499
                                                               --------------
         NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS          $  771,994,126
                                                               ==============
Net asset value per common share based on 47,005,186 shares
   issued and outstanding                                      $        16.42
                                                               ==============

*    Including securities on loan with a value of $131,677,235.

                 See accompanying Notes to Financial Statements.


    Convertible Opportunities and Income Fund
16  ANNUAL REPORT Statement of Assets and Liabilities

STATEMENT OF OPERATIONS

YEAR ENDED OCTOBER 31, 2006
---------------------------
INVESTMENT INCOME
Interest                                                            $ 63,715,234
Dividends                                                             14,080,540
Securities lending income                                                277,607
                                                                    ------------
         Total investment income                                      78,073,381
                                                                    ============
EXPENSES
Investment advisory fees                                               9,187,296
Financial accounting fees                                                129,876
Auction agent and rating agency fees                                   1,029,292
Accounting fees                                                           98,938
Printing and mailing fees                                                 88,880
Custodian fees                                                            84,472
Audit and legal fees                                                      71,329
Registration fees                                                         44,183
Transfer agent fees                                                       40,539
Trustees' fees and officer compensation                                   34,602
Other                                                                     40,984
                                                                    ------------
         Total expenses                                               10,850,391
         Less expense waived                                          (2,871,030)
         Less earnings credits                                           (10,515)
                                                                    ============
         Net expenses                                                  7,968,846
                                                                    ============
         NET INVESTMENT INCOME (LOSS)                                 70,104,535
                                                                    ============
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS, FOREIGN
   CURRENCY AND INTEREST RATE SWAPS
NET REALIZED GAIN (LOSS) FROM:
      Investments                                                     30,399,800
      Foreign currency transactions                                      160,531
      Interest rate swaps                                              7,319,258
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
      Investments                                                      2,607,353
      Foreign currency translations                                       16,799
      Interest rate swaps                                             (5,175,239)
                                                                    ------------
         NET REALIZED AND UNREALIZED GAIN (LOSS) FROM
            INVESTMENTS, FOREIGN CURRENCY AND INTEREST RATE SWAPS     35,328,502
                                                                    ============
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
            OPERATIONS                                               105,433,037
                                                                    ============
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM
Net investment income                                                (16,629,373)
Capital gains                                                         (1,505,459)
                                                                    ------------
         NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO
            COMMON SHAREHOLDERS RESULTING FROM OPERATIONS           $ 87,298,205
                                                                    ============

                 See accompanying Notes to Financial Statements.


                                  Convertible Opportunities and Income Fund
                                      Statement of Operations ANNUAL REPORT   17

Statements of Changes in Net Assets

                                                          Year Ended October 31,
                                                       ----------------------------
                                                           2006            2005
                                                       ------------   -------------
OPERATIONS
Net investment income (loss)                           $ 70,104,535   $  75,173,585
Net realized gain (loss) from investments, foreign
   currency transactions and interest rate swaps         37,879,589      26,810,228
Change in net unrealized appreciation/depreciation
   on investments, foreign currency translations and
   interest rate swaps                                   (2,551,087)    (28,272,712)
Distributions to preferred shareholders from
   Net investment income                                (16,629,373)     (8,732,689)
   Capital gains                                         (1,505,459)     (2,857,443)
                                                       ------------   -------------
Net increase (decrease) in net assets applicable to
   common shareholders resulting from operations         87,298,205      62,120,969
                                                       ------------   -------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM
Net investment income                                   (74,885,047)    (74,800,128)
Capital gains                                           (22,474,437)    (54,850,485)
                                                       ------------   -------------
Net decrease in net assets from distributions
   to common shareholders                               (97,359,484)   (129,650,613)
                                                       ------------   -------------
CAPITAL STOCK TRANSACTIONS
Reinvestment of distributions resulting in the
   issuance of common stock                              17,552,931      23,753,632
                                                       ------------   -------------
Net increase (decrease) in net assets from capital
   stock transactions                                    17,552,931      23,753,632
                                                       ------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS APPLICABLE
   TO COMMON SHAREHOLDERS                                 7,491,652     (43,776,012)
                                                       ------------   -------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Beginning of year                                       764,502,474     808,278,486
                                                       ------------   -------------
End of year                                            $771,994,126   $ 764,502,474
                                                       ============   =============
Undistributed net investment income (loss)             $ (6,717,787)  $     537,009

                 See accompanying Notes to Financial Statements.


    Convertible Opportunities and Income Fund
18  ANNUAL REPORT Statements of Changes in New Assets

Notes to Financial Statements

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION. CALAMOS Convertible Opportunities and Income Fund (the "Fund") was organized as a Delaware statutory trust on April 17, 2002 and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, closed-end management investment company. The Fund commenced operations on June 26, 2002.

The Fund's investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertible and non-convertible income securities. "Managed assets" means the Fund's total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

PORTFOLIO VALUATION. Calamos Advisors LLC ("Calamos Advisors") values the Fund's portfolio securities in accordance with policies and procedures on the valuation of securities adopted by the Board of Trustees and under the ultimate supervision of the Board of Trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time as of which the Fund determines its NAV. Securities traded in the over-the-counter ("OTC") market and quoted on The Nasdaq Stock Market are valued at the Nasdaq Official Closing Price ("NOCP"), as determined by Nasdaq, or lacking a NOCP, the last current reported sale price on Nasdaq at the time as of which the Fund determines its NAV.

When a most recent last sale or closing price is not available, portfolio securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the OTC market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the Board of Trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board of Trustees. Each OTC option that is not traded through the Options Clearing Corporation is valued by the counterparty to such option. If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security, including any thinly-traded security, junk bond or synthetic convertible instrument, is valued at a fair value by the pricing committee, under the ultimate supervision of the Board of Trustees, following the guidelines and/or procedures adopted by the Board of Trustees.

Trading in securities on European and Far Eastern securities exchanges and OTC markets is typically completed at various times before the close of business on each day on which the NYSE is open. Each security trading on these exchanges or OTC markets is evaluated utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board of Trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last current sale price at the time as of which the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time, in accordance with guidelines adopted by the Board of Trustees. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's NAV is not calculated. As stated above, if the market prices are not readily available or are not reflective of a security's fair value, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the Board of Trustees, following the guidelines and/or procedures adopted by the Board of Trustees.

The Fund also may use fair value pricing, pursuant to Board of Trustees guidelines and under the ultimate supervision of the Board of Trustees if the value of a foreign security it holds is materially affected by events occurring before their pricing time but after the close of the primary market or exchange on which the security is traded. Those procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices.


                                   Convertible Opportunities and Income Fund
                                 Notes to Financial Statements ANNUAL REPORT  19

Notes to Financial Statements

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Short-term investment transactions are recorded on a trade date basis. Long-term investment transactions are recorded on a trade date plus one basis, except for fiscal quarter ends, which are recorded on trade date. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available.

FOREIGN CURRENCY TRANSLATION. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from disposition of foreign currency, the difference in the foreign exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the ex-date or accrual date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.

OPTION TRANSACTIONS. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of purchased call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

USE OF ESTIMATES. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

INCOME TAXES. No provision has been made for U.S. income taxes because the Fund's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code") and distribute to shareholders substantially all of its taxable income and net realized gains.

Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. These differences are primarily due to differing treatments for foreign currency transactions, contingent payment debt instruments and methods of amortizing and accreting fixed income securities. Financial records are not adjusted for temporary differences.


    Convertible Opportunities and Income Fund
20  ANNUAL REPORT Notes to Financial Statements

                                                   Notes to Financial Statements

INDEMNIFICATIONS. Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities incurred by them by reason of having been an officer or trustee of the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

NEW ACCOUNTING PRONOUNCEMENTS. On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

In addition, in September 2006, the Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statements and their disclosures and its impact has not yet been determined.

NOTE 2 - INVESTMENT ADVISOR AND TRANSACTIONS WITH AFFILIATES OR CERTAIN OTHER PARTIES

Pursuant to an investment advisory agreement with Calamos Advisors LLC, the Fund pays an annual fee, payable monthly, equal to 0.80% based on the average weekly managed assets. Calamos Advisors has contractually agreed to waive a portion of its management fee at the annual rate of 0.25% of the average weekly managed assets of the Fund for the first five full years of the Fund's operation (through June 30, 2007) and to waive a declining amount for an additional three years (0.18% of the average weekly managed assets in 2008, 0.11% in 2009, and 0.04% in 2010).

Pursuant to a financial accounting services agreement, Calamos Advisors receives a fee, payable monthly, at the annual rate of 0.0175% on the first $1 billion of combined assets, 0.0150% on the next $1 billion of combined assets, and 0.0110% on combined assets above $2 billion for financial accounting services (for purposes of this calculation "combined assets" means the total of the average daily net assets of Calamos Investment Trust, Calamos Advisors Trust and the average weekly managed assets of Calamos Convertible and High Income Fund, Calamos Convertible Opportunities and Income Fund, Calamos Strategic Total Return Fund and Calamos Global Total Return Fund). Financial accounting services include, but are not limited to, the following: managing expenses and expense payment processing; monitoring the calculation of expense accrual amounts; calculating, tracking, and reporting tax adjustments on all assets and monitoring trustee deferred compensation plan accruals and valuations. The Fund pays its pro rata share of the financial accounting services fee payable to Calamos Advisors based on the Fund's relative portion of combined assets.

The Fund reimburses the advisor for a portion of compensation paid to the Fund's Chief Compliance Officer. This compensation is reported as part of "Trustees' fees and officer compensation" expenses on the Statement of Operations.

Included in the statement of operations under the caption "Earnings credits" is an expense offset of $10,515, arising from credits on cash balances maintained on deposit.

Certain officers and trustees of the Fund are also officers and directors of Calamos Financial Services LLC ("CFS") and Calamos Advisors. All officers and affiliated Trustees serve without direct compensation from the Fund, except for the Chief Compliance Officer as described above.

The Fund has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" (as defined in the 1940 Act) of CFS or Calamos Advisors and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation from the Fund. The deferred compensation payable to the participating trustee is credited to the trustee's deferral account as of the business day such compensation would have been paid to the participating trustee. The value of the account


                                   Convertible Opportunities and Income Fund
                                 Notes to Financial Statements ANNUAL REPORT  21

Notes to Financial Statements

increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. Deferred compensation of $51,145 is included in "Other assets" on the Statement of Assets and Liabilities at October 31, 2006. The Fund's obligation to make payments under the Plan is a general obligation of the Fund and is included on the Statement of Assets and Liabilities as a payable for "Deferred compensation to Trustees" at October 31, 2006.

NOTE 3 - INVESTMENTS

Purchases and sales of investments, other than short-term investments for the year ended October 31, 2006 were as follows:

Purchases             $532,958,584
Proceeds from sales    529,691,904

The following information is presented on an income tax basis as of October 31, 2006. Differences between amounts for financial statements and Federal income tax purposes are primarily due to timing differences.

The cost basis of investments for Federal income tax purposes at October 31, 2006 was as follows:

Cost basis of investments                    $1,213,318,145
                                             --------------
Gross unrealized appreciation                    79,148,600
Gross unrealized depreciation                   (17,304,913)
                                             --------------
Net unrealized appreciation (depreciation)   $   61,843,687
                                             ==============

NOTE 4 - INCOME TAXES

For the year ended October 31, 2006, the Fund recorded the following permanent reclassifications to reflect tax character. Results of operations and net assets were not affected by these reclassifications.

Paid-in capital                                            $         --
Undistributed net investment income (loss)                   14,155,089
Accumulated net realized gain/(loss) on investments,
   foreign currency transactions and interest rate swaps    (14,155,089)

Distributions during the fiscal year ended October 31, 2006 and 2005 were characterized for Federal income tax purposes as follows:

                                                            2006           2005
                                                        ------------   ------------
DISTRIBUTIONS PAID FROM:
Ordinary income                                         $100,262,231   $ 84,592,513
Long-term capital gains                                   15,105,921     56,322,944

As of October 31, 2006, the components of accumulated
earnings/(losses) on a tax basis were as follows:
Undistributed ordinary income                                          $ 18,547,877
Undistributed capital gains                                               1,079,740
                                                                       ------------
Total undistributed earnings                                             19,627,617
Accumulated capital and other losses                                             --
Net unrealized gains/(losses)                                            68,760,211
                                                                       ------------
Total accumulated earnings/(losses)                                      88,387,828
Other                                                                      (522,294)
Paid-in capital                                                         684,128,592
                                                                       ------------
Net assets applicable to common shareholders                           $771,994,126
                                                                       ------------


    Convertible Opportunities and Income Fund
22  ANNUAL REPORT  Notes to Financial Statements

                                                   Notes to Financial Statements

NOTE 5 - COMMON STOCK

There are unlimited common shares of beneficial interest authorized and 47,005,186 shares outstanding at October 31, 2006. Calamos Advisors owned 82 of the outstanding shares at October 31, 2006. Transactions in common shares were as follows:

                                                           FOR THE            FOR THE
                                                         YEAR ENDED         YEAR ENDED
                                                      OCTOBER 31, 2006   OCTOBER 31, 2005
                                                      ----------------   ----------------
Beginning shares                                          46,079,867        44,833,669
Shares issued through reinvestment of distributions          925,319         1,246,198
                                                          ----------        ----------
Ending shares                                             47,005,186        46,079,867
                                                          ==========        ==========

NOTE 6 - FORWARD FOREIGN CURRENCY CONTRACTS

The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward exchange rates, and an unrealized gain or loss is recorded. The Fund realizes a gain or loss when a position is closed or upon settlement of the contracts. There were no open forward foreign currency contracts at October 31, 2006.

NOTE 7 - SYNTHETIC CONVERTIBLE SECURITIES

The Fund may establish a "synthetic" convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities ("fixed-income component", which may be a convertible or non-convertible security) and the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may purchase synthetic convertible instruments created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 8 - PREFERRED SHARES

There are unlimited shares of Auction Rate Cumulative Preferred Shares ("Preferred Shares") authorized. The Preferred Shares have rights as determined by the Board of Trustees. The 15,360 shares of Preferred Shares outstanding consist of seven series, 2,040 shares of M, 2,040 shares of TU, 2,040 shares of W7, 2,400 shares of W28, 2,400 shares of TH7, 2,040 shares of TH28, and 2,400 shares of F. The Preferred Shares have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends, whether or not declared.

Dividends on the Preferred Shares are cumulative at a rate typically reset every seven or twenty-eight days based on the results of an auction. Dividend rates ranged from 3.50% to 5.36% for the year ended October 31, 2006. Under the 1940 Act, the Fund may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares would be less than 200%.


                                   Convertible Opportunities and Income Fund
                                Notes to Financial Statements  ANNUAL REPORT  23

Notes to Financial Statements

The Preferred Shares are redeemable at the Fund's option, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated but unpaid dividends. The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated but unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Statement of Preferences are not satisfied.

The holders of Preferred Shares have voting rights equal to the holders of common stock (one vote per share) and will vote together with holders of shares of common stock as a single class except on matters affecting only the holders of Preferred Shares or only the holders of common stock, when the respective classes vote alone.

NOTE 9 - INTEREST RATE TRANSACTIONS

The Fund may engage in swaps primarily to manage duration and yield curve risk, or as alternatives to direct investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of the swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

Premiums paid to or by the Fund are accrued daily and included in realized gain
(loss) when paid on swaps in the accompanying Statement of Operations. The contracts are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the contracts.

If the Fund is required to terminate any swap or cap early due to the Fund failing to maintain a required 200% asset coverage of the liquidation value of the outstanding Preferred Shares or the Fund loses its credit rating on its Preferred Shares, then the Fund could be required to make a termination payment, in additional to redeeming all or some of the Preferred Shares.

Details of the swap agreements outstanding as of October 31, 2006 were as follows:

                                                                                     UNREALIZED
                                      NOTIONAL      FIXED RATE    FLOATING RATE     APPRECIATION
COUNTERPARTY     TERMINATION DATE   AMOUNT (000)   (FUND PAYS)   (FUND RECEIVES)   (DEPRECIATION)
------------    -----------------   ------------   -----------   ---------------   --------------
Merrill Lynch   November 28, 2006      $60,000        2.82%       1 month LIBOR         116,204
Merrill Lynch        July 3, 2007       65,000        2.33%       1 month LIBOR       1,434,290
Merrill Lynch   November 28, 2007       60,000        3.26%       1 month LIBOR       1,231,905
Merrill Lynch        July 3, 2008       70,000        2.69%       1 month LIBOR       2,810,746
Merrill Lynch   November 28, 2008       60,000        3.60%       1 month LIBOR       1,619,389
                                                                                     ----------
                                                                                     $7,212,534
                                                                                     ==========

NOTE 10 - SECURITIES LENDING

During the year ended October 31, 2006, the Fund loaned certain of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund has the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the


    Convertible Opportunities and Income Fund
24  ANNUAL REPORT Notes to Financial Statements

                                                   Notes to Financial Statements

loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing its rights. In an effort to reduce these risks, Calamos Advisors LLC and the security lending agent will monitor the creditworthiness of the firms to which the Fund lends securities. At October 31, 2006, the Fund had securities valued at $131,677,235 that were on loan to broker-dealers and banks and $136,928,000 in cash or cash equivalent collateral.


                                   Convertible Opportunities and Income Fund
                                 Notes to Financial Statements ANNUAL REPORT  25

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:


                                                                                                  June 26,
                                                                                                   2002*
                                                         For the Year Ended October 31,            through
                                                   -------------------------------------------   October 31,
                                                     2006       2005       2004        2003         2002
                                                   --------   --------   --------   ----------   -----------
Net asset value, beginning of period               $  16.59   $  18.03   $  18.01   $  13.56     $  14.32(a)
Income from investment operations:
   Net investment income (loss)                        1.50       1.65       1.91       1.77(b)      0.39(c)
   Net realized and unrealized gain (loss)
      from investments, foreign currency
      and interest rate swaps                          0.81       0.03       0.52       4.38(b)     (0.77)
Distributions to preferred shareholders from:
   Net investment income (common share
      equivalent basis)                               (0.36)     (0.19)     (0.11)     (0.06)       (0.01)
   Capital gains (common share equivalent basis)      (0.03)     (0.06)     --(d)         --           --
Total from investment operations                       1.92       1.43       2.32       6.09        (0.39)
Less distributions to common shareholders from:
   Net investment income                              (1.61)     (1.65)     (1.80)     (1.64)       (0.29)
   Capital gains                                      (0.48)     (1.22)     (0.45)        --           --
Capital charge resulting from issuance of
   common and preferred shares                           --         --      (0.05)        --(d)     (0.08)
Net asset value, end of period                     $  16.42   $  16.59   $  18.03   $  18.01     $  13.56
Market value, end of period                        $  19.73   $  19.52   $  20.50   $  19.60     $  14.20
Total investment return based on(e):
   Net asset value                                    10.47%      6.69%     12.65%     46.48%
   Market value                                       12.81%     10.40%     17.69%     52.22%       (3.33)%
Ratios and supplemental data:
Net assets applicable to common shareholders,
   end of period (000's omitted)                   $771,994   $764,502   $808,278   $790,764     $586,893
Preferred shares, at redemption value
   ($25,000 per share liquidation
   preference) (000's omitted)                     $384,000   $384,000   $384,000   $204,000     $204,000
Ratios to average net assets applicable
   to common shareholders:
   Net expenses(f)(g)                                  1.04%      1.06%      1.00%      0.86%        0.79%
   Gross expenses prior to waiver of expenses
      by the advisor and earnings credits(f)(g)        1.42%      1.43%      1.37%      1.18%        1.06%
   Net investment income (loss)(f)(g)                  9.17%      9.59%     10.56%     10.89%(b)     8.21%
   Preferred share distributions(f)                    2.18%      1.11%      0.65%      0.39%        0.23%
   Net investment income (loss), net of preferred
      share distributions(f)                           6.99%      8.48%      9.91%     10.50%(b)     7.98%
Portfolio turnover rate                                  48%        76%        54%        42%           2%
Asset coverage per preferred share, at end
   of period(h)                                    $ 75,291   $ 74,795   $ 77,624   $121,907     $ 96,934

*    Commencement of operations.

(a) Net of sales load of $0.675 on initial shares issued and beginning net asset value of $14.325.

(b) Interest rate swap payment reclassified from net investment income (loss) to net realized and unrealized gain (loss) on investments, foreign currency and interest rate swaps.

(c)  Based on average shares method.

(d)  Amount equated to less than $0.005 per common share.

(e) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return is not annualized for periods less than one year. Brokerage commissions are not reflected. NAV per share is determined by dividing the value of the Fund's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the Fund at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions.

(f)  Annualized for periods less than one year.

(g)  Does not reflect the effect of dividend payments to Preferred Shareholders.

(h) Calculated by subtracting the Fund's total liabilities (not including Preferred Shares) from the Fund's total assets and dividing this by the number of Preferred Shares outstanding.


    Convertible Opportunities and Income Fund
26  Financial Highlights ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of CALAMOS Convertible Opportunities and Income Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CALAMOS Convertible Opportunities and Income Fund (the "Fund") as of October 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years then ended and the financial highlights for each of the four years then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Fund's financial highlights for the period ended October 31, 2002 were audited by other auditors whose report, dated December 16, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the Fund's custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended, and the financial highlights for each of the four years then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Chicago, Illinois
December 19, 2006


                                   Convertible Opportunities and Income Fund
       Report of Independent Registered Public Accounting Firm ANNUAL REPORT  27

TAX INFORMATION (UNAUDITED)

We are providing this information as required by the Internal Revenue Code
(Code). The amounts shown may differ from those elsewhere in this report due to differences between tax and financial reporting requirements. In January 2007, shareholders will receive Form 1099-DIV which will include their share of qualified dividends and capital gains distributed during the calendar year 2006. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 852(b)(3)(C) of the Code, the Fund hereby designates $15,105,921 as capital gain dividends for the fiscal year ended October 31, 2006.

Under Section 854(b)(2) of the Code, the Fund hereby designates $3,204,414 or the maximum amount allowable under the Code, as qualified dividends for the fiscal year ended October 31, 2006.

Under Section 854(b)(2) of the Code, the Fund hereby designates 1.44% of the ordinary income dividends as income qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2006.


    Convertible Opportunities and Income Fund
28  ANNUAL REPORT Tax Information

TRUSTEE APPROVAL OF MANAGEMENT AGREEMENT (UNAUDITED)

The Board of Trustees of the Fund oversees the Fund's management, and, as required by law, determines annually whether to continue the Fund's management agreement with Calamos Advisors under which Calamos Advisors serves as the investment manager for the Fund.

In connection with their most recent consideration regarding the continuation of that agreement, the Trustees received and reviewed information provided by Calamos Advisors in response to detailed requests of the Independent Trustees and their independent legal counsel and discussed with representatives of Calamos Advisors the Fund's operations and the nature and quality of the advisory and other services provided by Calamos Advisors to the Fund. The Trustees also received and reviewed a memorandum from counsel to the Independent Trustees regarding the Trustees' responsibilities in evaluating the management agreement. In the course of their consideration of the agreement, the Independent Trustees were advised by their counsel and, in addition to meeting with management of Calamos Advisors, they met separately in executive session with their counsel.

At a meeting on June 29, 2006, based on their evaluation of the information referred to above and other information, the Trustees determined that the overall arrangements between the Fund and Calamos Advisors were fair and reasonable in light of the nature and quality of the services provided by Calamos Advisors and its affiliates, the fees charged for those services and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting the Trustees, including all of the Independent Trustees, unanimously approved continuation of the management agreement through August 1, 2007, subject to earlier termination as provided in the agreement.

In considering the continuation of the management agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered the sole factor in the Trustees' determinations. However, the material factors and conclusions that formed the basis for the Trustees' determination to approve the continuation of the management agreement are discussed separately below.

NATURE, QUALITY AND EXTENT OF SERVICES

The Trustees reviewed the nature, extent and quality of Calamos Advisors' services to the Fund, taking into account the Fund's investment objective and strategy and the knowledge of the Trustees gained from their regular meetings with management on at least a quarterly basis. In addition, the Trustees reviewed Calamos Advisors' resources and key personnel, especially those who provide investment management services to the Fund. The Trustees also considered other services provided to the Fund by Calamos Advisors, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions, monitoring adherence to the Fund's investment restrictions, producing shareholder reports, providing support services for the Board and Board committees, communicating with shareholders, overseeing the activities of other service providers and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations.

The Trustees concluded that the nature and extent of the services provided by Calamos Advisors to the Fund were appropriate and consistent with the terms of the management agreement, that the quality of those services had been consistent with or superior to quality norms in the industry and that the Fund was likely to benefit from the continued provision of those services. They also concluded that Calamos Advisors had sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and had demonstrated its continuing ability to attract and retain well-qualified personnel.

PERFORMANCE

The Trustees considered the Fund's performance results over various time periods. They reviewed information comparing the performance of the Fund with the performance of comparable funds and peer groups identified by Lipper Inc., an independent provider of investment company data, and with the Fund's benchmark. The Trustees heard from representatives of Calamos Advisors, who provided additional information with regard to certain aspects of the Lipper materials and answered questions from the Trustees. The Trustees also noted that the Fund had three years of performance data, and thus did not have a long-term performance record. The Trustees concluded that the Fund's operating history was too short a period to allow for a meaningful performance comparison.


                                   Convertible Opportunities and Income Fund
                      Trustee Approval of Management Agreement ANNUAL REPORT  29

Trustee Approval of Management Agreement (unaudited)

COSTS OF SERVICES AND PROFITS REALIZED BY CALAMOS ADVISORS

The Trustees examined information on the Fund's fees and expenses in comparison to information for other comparable funds as provided by Lipper. The Trustees noted that, although the Fund's contractual rate of management fees and actual management fees after fee waivers for common shares were greater than the median management fees of the Lipper peer group, the Fund's actual management fees after fee waivers for common and preferred shares and overall expense ratio were below those of its peer group.

The Trustees considered the methodology used by Calamos Advisors in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees reviewed information on the profitability of Calamos Advisors in serving as the Fund's investment manager and of Calamos Advisors and its affiliates in all of their relationships with the Fund, as well as an explanation of the methodology utilized in allocating various expenses among the Fund and other business units. Data was provided to the Trustees with respect to profitability, both on a pre-and post-marketing cost basis. The Trustees also reviewed the annual report of Calamos Advisors' parent company and discussed its corporate structure. The Trustees recognized that profitability comparisons among fund managers are difficult because very little comparative information is publicly available and profitability of any manager is affected by numerous factors, including the organizational structure of the particular manager, the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the manager's capital structure and cost of capital. However, based on the information available and taking those factors into account, the Trustees concluded that the profitability of Calamos Advisors regarding the Fund in relation to the services rendered was not unreasonable.

The Trustees also reviewed Calamos Advisors' management fees for its institutional separate accounts and for its subadvised funds (for which Calamos Advisors provides portfolio management services only), as well as managed fees for secondary accounts. Although in most instances its sub-advisory fees, and in many instances its institutional separate accounts fees, for various investment strategies are lower than the management fees charged to the Fund, the Trustees noted that Calamos Advisors performs significant additional services for the Fund that it does not provide to those other clients, including administrative services, oversight of the Fund's other service providers, trustee support, regulatory compliance and numerous other services. Finally, the Trustees considered Calamos Advisors' financial condition, which they found to be sound.

The Trustees concluded that the management fees and other compensation payable by the Fund to Calamos Advisors and its affiliates were reasonable in relation to the nature and quality of the services to be provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies and the fees Calamos Advisors charges to other clients. The Trustees also concluded that the Fund's overall expense ratio was reasonable, taking into account the quality of services provided by Calamos Advisors and the Fund's investment performance.

ECONOMIES OF SCALE

In reviewing the Fund's fees and expenses, the Trustees examined the potential benefits of economies of scale and whether any economies of scale should be reflected in the Fund's fee structure. They noted that the Fund has had a relatively stable asset base since commencement of operation and that there do not appear to have been any significant economies of scale realized since that time.

OTHER BENEFITS TO CALAMOS ADVISORS

The Trustees also considered benefits that accrue to Calamos Advisors and its affiliates from their relationship with the Fund. The Trustees concluded that, other than the services to be provided by Calamos Advisors and its affiliates pursuant to their agreements with the Fund and the fees payable by the Fund therefor, the Fund and Calamos Advisors may potentially benefit from their relationship with each other in other ways. The Trustees considered Calamos Advisors' use of commissions paid by the Fund on its portfolio brokerage transactions to obtain proprietary research products and services benefiting the Fund and/or other clients of Calamos Advisors. The Trustees concluded that Calamos Advisors' use of "soft" commission dollars to obtain research products and services was consistent with regulatory requirements and is beneficial to the Fund. They concluded that, although Calamos Advisors derives or may derive additional benefits through the use of soft dollars from the Fund's portfolio transactions, the Fund also benefits from the receipt of research products and services


    Convertible Opportunities and Income Fund
30  ANNUAL REPORT Trustee Approval of Management Agreement

                            Trustee Approval of Management Agreement (unaudited)

acquired through commissions paid on the portfolio transactions of other clients of Calamos Advisors. They also concluded that the Fund's success could attract other business to Calamos Advisors or its other funds and that Calamos Advisors' success could enhance its ability to serve the Fund.

After full consideration of the above factors as well as other factors that were instructive in analyzing continuation of the management agreement for the one-year period ending August 1, 2007, the Trustees, including all of the Independent Trustees, concluded that the continuation of the management agreement with Calamos Advisors was in the best interest of the Fund and its shareholders.


                                   Convertible Opportunities and Income Fund
                      Trustee Approval of Management Agreement ANNUAL REPORT  31

Trustees & Officers (unaudited)

The management of the Trust+, including general supervision of duties performed for the Fund under the Investment Management Agreement, is the responsibility of its board of trustees.

The following table sets forth, as of October 31, 2006 each trustee's position(s) with the Trust, age, principal occupation during the past five years, number of portfolios overseen, other directorships, and the date on which the trustee first became a trustee of the Trust.

                            POSITION(S) HELD WITH TRUST   NUMBER OF PORTFOLIOS
NAME AND AGE AT                AND DATE FIRST ELECTED       IN FUND COMPLEX@            PRINCIPAL OCCUPATION(S) DURING PAST
OCTOBER 31, 2006               OR APPOINTED TO OFFICE      OVERSEEN BY TRUSTEE         5 YEARS AND OTHER DIRECTORSHIPS HELD
----------------            ---------------------------   --------------------   ------------------------------------------------
TRUSTEES WHO ARE INTERESTED PERSONS OF TRUST:

John P. Calamos, Sr., 66*   Trustee and President                  15            Chairman, CEO, and Co-Chief Investment Officer,
                            (since 2002)                                         Calamos Asset Management, Inc. ("CAM"), Calamos
                                                                                 Holdings LLC ("CHLLC") and Calamos Advisors LLC
                                                                                 and its predecessor ("Calamos Advisors"), and
                                                                                 President and Co-Chief Investment Officer,
                                                                                 Calamos Financial Services LLC and its
                                                                                 predecessor ("CFS"); Director, CAM

TRUSTEES WHO ARE NOT INTERESTED PERSONS OF TRUST:

Joe F. Hanauer, 69          Trustee (since 2002)                   15            Private investor; Director, MAF Bancorp (bank
                                                                                 holding company); Chairman and Director, Move,
                                                                                 Inc., (Internet provider of real estate
                                                                                 information and products); Director, Combined
                                                                                 Investments, L.P. (investment management)

Weston W. Marsh, 56         Trustee (since 2002)                   15            Of Counsel, and formerly, Partner, Freeborn &
                                                                                 Peters (law firm)

John E. Neal, 56            Trustee (since 2002)                   15            Private investor; Managing Director, Banc One
                                                                                 Capital Markets, Inc. (investment banking)
                                                                                 (2000-2004); Director, The Brickman Group, Ltd.
                                                                                 (landscaping company); Director, Equity
                                                                                 Residential (publicly-owned REIT); Director,
                                                                                 Ranir LLC (oral products company); Director, CBA
                                                                                 Commercial (commercial mortgage securitization
                                                                                 company); Partner, Private Perfumary LLC
                                                                                 (private label perfume company); Partner, Linden
                                                                                 LLC (health care private equity)

William R. Rybak, 55        Trustee (since 2002)                   15            Private investor; formerly Executive Vice
                                                                                 President and Chief Financial Officer, Van
                                                                                 Kampen Investments, Inc. and subsidiaries
                                                                                 (investment manager); Director, Howe Barnes
                                                                                 Investments (investment services firm);
                                                                                 Director, Private Bancorp (bank holding company)

Stephen B. Timbers, 62      Trustee (since 2004); Lead             15            Private investor; formerly Vice Chairman,
                            Independent Trustee (since                           Northern Trust Corporation (bank holding
                            2005)                                                company); President and Chief Executive Officer,
                                                                                 Northern Trust Investments, N.A. (investment
                                                                                 manager); formerly President, Northern Trust
                                                                                 Global Investments, a division of Northern Trust
                                                                                 Corporation and Executive Vice President, The
                                                                                 Northern Trust Corporation; Director Northern
                                                                                 Trust Securities, Inc.

David D. Tripple, 62        Trustee (since 2006)                   15            Private investor; Trustee, Century Shares Trust
                                                                                 and Century Small Cap Select Fund**; Pioneer
                                                                                 Investment Management, a subsidiary of
                                                                                 UniCredito Italiano (investment advisor); prior
                                                                                 thereto, The Pioneer Group, Inc. (asset
                                                                                 management)

+    The Trust is defined as the CALAMOS Convertible Opportunities and Income
     Fund.

* John P. Calamos is an "interested person" of the Trust as defined in the Investment Company Act of 1940 (the "1940 Act") because he is an affiliate of Calamos Advisors and Calamos Financial Services, LLC.

**   Overseeing two portfolios in fund complex

@ The Fund Complex consists of CALAMOS Investment Trust, CALAMOS Advisors Trust, CALAMOS Convertible Opportunities and Income Fund, CALAMOS Convertible and High Income Fund, CALAMOS Strategic Total Return Fund and CALAMOS Global Total Return Fund.


    Convertible Opportunities and Income Fund
32  ANNUAL REPORT Trustees & Officers

                                                 Trustees & Officers (unaudited)

OFFICERS. Mr. John Calamos is president of the Trust. The preceding table gives more information about Mr. John Calamos. The following table sets forth as of October 31, 2006 each other officer's name, position with the Trust, age, principal occupation during the past five years, other directorships, and the date on which he or she first became and officer of the Trust. Each officer serves until his or her successor is chosen and qualified or until his or her resignation or removal by the board of trustees.

                           POSITION(S) HELD WITH TRUST                 PRINCIPAL OCCUPATION(S)
NAME AND AGE AT             AND DATE FIRST ELECTED OR                    DURING PAST 5 YEARS
OCTOBER 31, 2006               APPOINTED TO OFFICE                  AND OTHER DIRECTORSHIPS HELD
----------------           ---------------------------              ----------------------------
Nimish S. Bhatt, 43        Treasurer (since 2004)        Senior Vice President and Director of Operations,
                                                         CAM, CHLLC, Calamos Advisors and CFS (since 2004);
                                                         Senior Vice President, Alternative Investments and
                                                         Tax Services, The BISYS Group, Inc., prior thereto

Nick P. Calamos, 45*       Vice President (since 2002)   Senior Executive Vice President and Co-Chief
                                                         Investment Officer, CAM, CHLLC, Calamos Advisors
                                                         and CFS

Patrick H. Dudasik, 51     Vice President (since 2002)   Executive Vice President, Chief Financial Officer
                                                         and Treasurer, CAM and CHLLC (since 2004), Calamos
                                                         Advisors and CFS (since 2001); Administrative
                                                         Officer, CAM and CHLLC (2004-2005), Calamos
                                                         Advisors and CFS (2001-2005)

James S. Hamman, Jr., 37   Secretary (since 2002)        Executive Vice President, Secretary and General
                                                         Counsel, CAM and CHLLC (since 2004), Calamos
                                                         Advisors and CFS (since 1998); Chief Compliance
                                                         Officer (2004-2005)

Mark Mickey, 55            Chief Compliance Officer      Chief Compliance Officer, Calamos Funds (since
                           (since 2005)                  2005) and Chief Compliance Officer, Calamos
                                                         Advisors (2005-2006); Director of Risk Assessment
                                                         and Internal Audit, Calamos Advisors (2003-2005);
                                                         President, Mark Mickey Consulting (2002-2003);
                                                         Executive Vice President and Head of Compliance,
                                                         ABN AMRO, Inc., prior thereto

* Mr. Nick Calamos resigned from the board of trustees effective June 28, 2006.

The mailing address of the Trustees and Officers is Calamos Funds; Attn:
Secretary, 2020 Calamos Court, Naperville, IL 60563-2787

PROXY VOTING POLICIES. A description of the CALAMOS Proxy Voting Policies and Procedures is available by calling (800) 582-6959, by visiting its website at www.calamos.com or by writing CALAMOS at: CALAMOS INVESTMENTS, Attn: Client Services, 2020 Calamos Court, Naperville, IL 60563, and on the Securities and Exchange Commission's website at www.sec.gov.


                                   Convertible Opportunities and Income Fund
                                           Trustees & Officers ANNUAL REPORT  33

Other Information (unaudited)

CHANGE IN DATE OF 2007 SHAREHOLDER MEETING. The 2007 annual meeting of shareholders of the Fund is expected to be held on June 28, 2007, rather than in March, as it was held in 2006. Any shareholder wishing to submit a proposal for inclusion in the Fund's proxy materials for the 2007 annual meeting must do so not later than February 9, 2007. Any shareholder wishing to submit a proposal in the manner prescribed by Rule 14a-4(c)(1), and therefore outside of the process prescribed by Rule 14a-8, under the Securities Exchange Act of 1934, must submit written notice of such proposal to the Fund not later than April 23, 2007.


    Convertible Opportunities and Income Fund
34  ANNUAL REPORT Other Information

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

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

About Closed-End Funds

WHAT IS A CLOSED-END FUND?

A closed-end fund is a publicly traded investment company that raises its initial investment capital through the issuance of a fixed number of shares to investors in a public offering. Shares of a closed-end fund are listed on a stock exchange or traded in the over-the-counter market. Like all investment companies, a closed-end fund is professionally managed and offers investors a unique investment solution based on its investment objective approved by the fund's Board of Directors.

ADVANTAGES OF CLOSED-END FUND INVESTING

- DEFINED ASSET POOL ALLOWS EFFICIENT PORTFOLIO MANAGEMENT--Although closed-end fund shares trade actively on a securities exchange, this doesn't affect the closed-end fund manager because there are no new investors buying into or selling out of the fund's portfolio.

- MORE FLEXIBILITY IN THE TIMING AND PRICE OF TRADES--Investors can purchase and sell shares of closed-end funds throughout the trading day, just like the shares of other publicly traded securities.

- LOWER EXPENSE RATIOS--The expense ratios of closed-end funds are oftentimes less than those of mutual funds. Over time, a lower expense ratio could enhance investment performance.

- CLOSED-END STRUCTURE MAKES SENSE FOR LESS-LIQUID ASSET CLASSES--A closed-end structure makes sense for investors considering less-liquid asset classes, such as high-yield bonds or micro-cap stocks.

- ABILITY TO PUT LEVERAGE TO WORK--Closed-end funds may issue senior securities (such as preferred stock or debentures) or borrow money to "leverage" their investment positions.

-    NO MINIMUM INVESTMENT REQUIREMENTS

OPEN-END MUTUAL FUNDS VERSUS CLOSED-END FUNDS

OPEN-END FUND                           CLOSED-END FUND
-------------                           ---------------
Issues new shares on an ongoing basis   Issues a fixed number of shares

Issues one class of shares              Can issue senior securities such
                                        as preferred stock and bonds

Sold at NAV plus any sales charge       Price determined by the marketplace

Sold through the fund's distributor     Traded in the secondary market

Fund redeems shares at NAV calculated   Fund does not redeem shares
at the close of business day


                                   Convertible Opportunities and Income Fund
                                        About Closed-End Funds ANNUAL REPORT  37

Leverage

USING LEVERAGE TO ENHANCE TOTAL RETURN

Closed-end funds can use leverage which utilizes borrowed money to increase the return on invested capital. The Fund invests the borrowed assets into securities, which we believe will provide a greater total return to investors than the cost of the borrowing.

HIGHLIGHTS ON LEVERAGE

- Leveraging the portfolio allows the investment team to potentially enhance the income and total returns of the Fund.

- In a rising-rate environment, the cost of leverage typically increases. To protect against increases, the investment team has locked in the cost of leverage for a longer term. In leveraged closed-end funds that invest in interest-rate sensitive securities (high-quality traditional fixed income), rising rates can negatively impact a fund in two ways: increasing the cost of leverage and decreasing the value of securities.

- This portfolio does not have notable sensitivity to rising interest rates. Much of the cost of leverage has been locked in, and the portfolio seeks to invest in securities that should be more economically sensitive and less interest rate-sensitive.

MANAGING THE INTEREST RATE RISK OF LEVERAGE

In general, leverage can expose a closed-end fund to the risk of fluctuations in short-term interest rates. As we discussed in the Investment Team Interview, Calamos Investments has taken steps to mitigate some of this risk to our shareholders. Specifically, we hedged the Fund's preferred shares (used these shares as principal) to enter into interest rate swap agreements. In its simplest form, an interest rate swap involves two parties agreeing to exchange or "swap" one set of cash flows for another set. In essence, the agreement allows a party that desires to avoid a variable rate (Calamos) to pay a fixed rate to a party that desires variability.

THE DEALER MARKET FOR INTEREST RATE SWAPS

                                  (FLOW CHART)

Under these agreements, the Fund pays a potentially higher rate for borrowing initially, but that rate is fixed for a period of three to five years, thereby potentially reducing the interest costs that the Fund would otherwise pay over the period based on a floating or variable rate.


    Convertible Opportunities and Income Fund
38  ANNUAL REPORT Leverage

Level Rate Distribution Policy

USING A LEVEL RATE DISTRIBUTION POLICY TO PROMOTE DEPENDABLE INCOME AND TOTAL RETURN

The goal of the level rate distribution policy is to provide investors a predictable, though not assured, level of cash flow, which can either serve as a stable income stream or, through reinvestment, contribute significantly to long-term total return.

We understand the importance that investors place on the stability of dividends and their ability to contribute to long-term total return, which is why we have instituted a level rate distribution policy for the Fund. Under the policy, monthly distributions paid may include net investment income, net realized short-term capital gains and, if necessary, return of capital. In addition, a limited number of distributions per calendar year may include net realized long-term capital gains. There is no guarantee that the Fund will realize capital gains in any given year. Distributions are subject to recharacterization for tax purposes after the end of the fiscal year. All shareholders with taxable accounts will receive written notification regarding the components and tax treatment for distributions via Form 1099-DIV.

Distributions from the Fund are generally subject to Federal income taxes. For purposes of maintaining the level rate distribution policy, the Fund may realize short-term capital gains on securities that, if sold at a later date, would have resulted in long-term capital gains. Maintenance of a level rate distribution policy may increase transaction and tax costs associated with the Fund.

Automatic Dividend Reinvestment Plan

MAXIMIZING INVESTMENT WITH AN AUTOMATIC DIVIDEND REINVESTMENT PLAN

The Automatic Dividend Reinvestment Plan offers a simple, cost-efficient and convenient way to reinvest your dividends and capital gains distributions in additional shares of the Fund, allowing you to increase your investment in the Fund.

BENEFITS

- COMPOUNDED GROWTH: By automatically reinvesting with the Plan, you gain the potential to allow your dividends and capital gains to compound over time.

- POTENTIAL FOR LOWER COMMISSION COSTS: Additional shares are purchased in large blocks, with brokerage commissions shared among all plan participants. There is no cost to enroll in the Plan.

- CONVENIENCE: After enrollment, the Plan is automatic and includes detailed statements for participants. Participants can terminate their enrollment at any time.

For additional information about the Plan, please contact the Plan Agent, The Bank of New York, at 800.432.8224 or visit us on the web at www.calamos.com/chi.aspx. If you wish to participate in the Plan and your shares are held in your own name, simply call the Plan Agent. If your shares are not held in your name, please contact your brokerage firm, bank, or other nominee to request that they participate in the Plan on your behalf. If your brokerage firm, bank, or other nominee is unable to participate on your behalf, you may request that your shares be re-registered in your own name.

We're pleased to provide our shareholders with the additional benefit of the Fund's Dividend Reinvestment Plan and hope that it may serve your financial plan.


                                   Convertible Opportunities and Income Fund
     Level Rate Distribution Policy and Automatic Dividend Reinvestment Plan
                                                               ANNUAL REPORT  39

The Calamos Investments Advantage

Calamos' history is one of performing well for our clients through nearly 30 years of advances and declines in the market. We use proprietary risk-management strategies designed to control volatility, maintaining a balance between risk and reward throughout a market cycle.

DISCIPLINED INVESTMENT PHILOSOPHY AND PROCESS

Calamos Investments has developed a proprietary research and monitoring process that goes far beyond traditional security analysis. This process applies to each of our investment strategies, with emphasis varying by strategy. When combined with the company-specific research and industry insights of our investment team, the result is nimble dynamic management of a portfolio that allows us to anticipate and adapt to changing market conditions. In each of our investment strategies, from the most conservative to the most aggressive, our goals include maximizing return while controlling risk, protecting principal during volatile markets, avoiding short-term market timing, and maintaining a vigilant long-term outlook.

COMPREHENSIVE RISK MANAGEMENT

Our approach to risk management includes continual monitoring, adherence to our discipline, and a focus on assuring a consistent risk profile during all phases of the market cycle. Incorporating qualitative and quantitative factors as well as a strong sell discipline, this risk-control policy seeks to help preserve investors' capital over the long term.

PROVEN MANAGEMENT TEAM

The Calamos family of mutual funds benefit from our team's decades of experience in the investment industry. We follow a one-team, one-process approach that leverages the expertise of more than 50 investment professionals, led by John P. Calamos, Sr. and Nick P. Calamos, whose investment industry experience dates back to 1970 and 1983, respectively. Through the collective industry experience and educational achievements of our research and portfolio staff, we can respond to the challenges of the market with innovative and timely ideas.

SOUND PROPRIETARY RESEARCH

Over the years, we have invested significant time and resources in developing and refining sophisticated analytical models that are the foundation of the firm's research capabilities, which we apply in conjunction with our assessment of broad themes. We believe evolving domestic policies, the growing global economy, and new technologies present long-term investment opportunities for those who can detect them.


    Convertible Opportunities and Income Fund
40  ANNUAL REPORT The Calamos Investments Advantage

Calamos Closed-End Funds

INTELLIGENT ASSET ALLOCATION IN FOUR DISTINCT CLOSED-END FUNDS

Depending on which Calamos closed-end fund you currently own, you may want to consider one or more of our other closed-end strategies to help further diversify your investment portfolio.

Seek the advice of your financial advisor, who can help you determine your financial goals, risk tolerance, time horizon and income needs. To learn more, you can also visit our website at www.calamos.com.

FUND ASSET ALLOCATION AS OF 10/31/06

CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND (CHI)

                                   (PIE CHART)

Short-Term Investments        1.3%
High Yield/Corporate Bonds   54.8%
Convertible Securities       42.2%
Common Stocks                 1.7%

FUND PROFILE

PROVIDING ENHANCED FIXED INCOME POTENTIAL

OBJECTIVE: The Fund seeks total return through a combination of capital appreciation and current income by investing in a diversified portfolio of convertible securities and below investment-grade (high-yield) fixed-income securities.

FUND ASSET ALLOCATION AS OF 10/31/06

CALAMOS CONVERTIBLE AND HIGH INCOME FUND (CHY)

                                   (PIE CHART)

Short-Term Investments        2.0%
High Yield/Corporate Bonds   58.4%
Convertible Securities       39.6%

FUND PROFILE

PROVIDING ENHANCED FIXED INCOME POTENTIAL

OBJECTIVE: The Fund seeks total return through a combination of capital appreciation and current income by investing in a diversified portfolio of convertible securities and below investment-grade (high-yield) fixed-income securities.

FUND ASSET ALLOCATION AS OF 10/31/06

CALAMOS STRATEGIC TOTAL RETURN FUND (CSQ)

                                   (PIE CHART)

Short-Term Investments        0.6%
High Yield/Corporate Bonds   27.4%
Convertible Securities       27.5%
Common Stock                 44.5%

FUND PROFILE

PROVIDING DEFENSIVE EQUITY

OBJECTIVE: The Fund seeks total return through a combination of capital appreciation and current income by investing in a diversified portfolio of equity, convertible and below investment-grade (high-yield) fixed-income securities.

FUND ASSET ALLOCATION AS OF 10/31/06

CALAMOS STRATEGIC TOTAL RETURN FUND (CGO)

                                   (PIE CHART)

Short-Term Investments        0.3%
High Yield/Corporate Bonds   28.3%
Convertible Securities       17.2%
Common Stock                 54.2%

FUND PROFILE

PROVIDING DEFENSIVE GLOBAL EQUITY

OBJECTIVE: The Fund seeks total return through a combination of capital appreciation and current income by investing in a diversified portfolio of global equity, global convertible and below investment-grade (high-yield) fixed-income securities.


                                   Convertible Opportunities and Income Fund
                                     Calamos Closed-End Funds  ANNUAL REPORT  41

                          (CALAMOS INVESTMNTS(R) LOGO)

     Calamos Investments | 2020 Calamos Court | Naperville, IL 60563-1463 |
                         800.582.6959 | www.calamos.com

A description of the Calamos Proxy Voting Policies and Procedures and the Fund's proxy voting record for the 12 month period ended June 30, 2006 are available free of charge upon request by calling 800.582.6959, by visiting the Calamos website at www.calamos.com, by writing Calamos at: Calamos Investments, Attn:
Client Services, 2020 Calamos Court, Naperville, IL 60563 or by visiting the SEC website at http://www.sec.gov.

The Funds file a complete list of their portfolio holdings with the SEC for the first and third quarters each fiscal year on Form N-Q. The Forms N-Q are available free of charge, upon request, by calling or writing Calamos Investments at the phone number or address provided above or by visiting the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.732.0330.

On April 27, 2006, the Fund submitted a CEO annual certification to the NYSE on which the Fund's chief executive officer certified that he was not aware, as of that date, of any violation by the Fund of the NYSE's corporate governance listing standards. In addition, the Fund's report to the SEC on Form N-CSR contains certifications by the fund's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, relating to, among other things, the quality of the Fund's disclosure controls and procedures and internal control over financial reporting.

FOR 24 HOUR SHAREHOLDER ASSISTANCE
800.432.8224

TO OBTAIN INFORMATION
800.582.6959

VISIT OUR WEB SITE
www.calamos.com

INVESTMENT ADVISOR
Calamos Advisors LLC
2020 Calamos Court
Naperville, IL 60563-2787

FUND ACCOUNTING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02111

CUSTODIAN AND TRANSFER AGENT
The Bank of New York
P.O. Box 11258
Church Street Station
New York, NY 10286
800.524.4458

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Deloitte & Touche LLP
Chicago, IL

LEGAL COUNSEL
Bell, Boyd & Lloyd LLC
Chicago, IL

               (C) 2006 Calamos Holdings LLC. All Rights Reserved. Calamos(R), CALAMOS INVESTMENTS(R), Strategies for Serious Money(R)
   and the Calamos(R) logo are registered trademarks of Calamos Holdings LLC.

                                                                CHIANR 1790 2006

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or person performing similar functions.

(b) Not applicable.

(c) The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or an implicit waiver from its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) (1) The registrant's Code of Ethics is attached as an Exhibit hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that, for the period covered by the shareholder report presented in Item 1 hereto, it has four audit committee financial experts serving on its audit committee, each of whom is an independent Trustee for purpose of this N-CSR item: John E. Neal, Stephen B. Timbers, David D. Tripple and William Rybak. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligation, or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of audit committee and Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fee - $34,717 and $22,779 are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for the audit of the registrant; annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees - $27,192 and $27,704 are the aggregate fees billed in each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item 4.

(c) Tax Fees - $4,850 and $3,876 are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice, tax planning and tax return preparation.

     There were no fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the investment adviser for tax compliance, tax advice and tax planning that were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this
Item 4.

(d) All Other Fees - $35,542 and $0 are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraph (a)-
(c) of this Item 4.

     There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the investment adviser, other than the services reported in paragraphs (a)-

(c) of this Item 4, that were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4.

(e) (1) Registrant's audit committee meets with the principal accountants and management to review and pre-approve all audit services to be provided by the principal accountants.

     The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the registrant, including the fees and other compensation to be paid to the principal accountants; provided that the pre-approval of non-audit services is waived if (i) the services were not recognized by management at the time of the engagement as non-audit services,
(ii) the aggregate fees for all non-audit services provided to the registrant are less than 5% of the total fees paid by the registrant to its principal accountants during the fiscal year in which the non-audit services are provided, and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them prior to the completion of the audit.

     The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the investment adviser or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant if the engagement relates directly to the operations or financial reporting of the registrant, including the fees and other compensation to be paid to the principal accountants; provided that pre-approval of non-audit services to the adviser or an affiliate of the adviser is not required if (i) the services were not recognized by management at the time of the engagement as non-audit services, (ii) the aggregate fees for all non-audit services provided to the adviser and all entities controlling, controlled by or under common control with the adviser are less than 5% of the total fees for non-audit services requiring pre-approval under paragraph (e)(1) of this Item 4 paid by the registrant, the adviser or its affiliates to the registrant's principal accountants during the fiscal year in which the non-audit services are provided, and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them prior to the completion of the audit.

     (2) 100% of the services provided to the registrant described in paragraphs
(b)-(d) of this Item 4 were pre-approved by the audit committee pursuant to paragraphs (e)(1) of this Item 4. There were no services provided to the investment adviser or any entity controlling, controlled by or under common control with the adviser described in paragraphs (b)-(d) of this Item 4 that were required pre-approved by the audit committee.

(f) No disclosures are required by this Item 4(f).

(g) $40,392 and $3,876 are the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the registrant. $31,256 and $0 are the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the investment adviser or any entity controlling, controlled by or under common control with the adviser. All of the aggregate fees billed by the principal accountant for non-audit services to the registrant's investment adviser relate to services that began prior to the adoption of rules requiring audit committee pre-approval. However, the registrant's audit committee did approve such non-audit services.

(h) No disclosures are required by this Item 4(h).

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee. The members of the registrant's audit committee are John E. Neal, Joe F. Hanauer, Weston W. Marsh, William R. Rybak, David D. Tripple and Stephen B. Timbers.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in the Report to Shareholders in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant has delegated the voting of proxies relating to its voting securities to its investment adviser, Calamos Advisors LLC ("Calamos"). A description of Proxy Voting Policies and Procedures of ("Calamos") are included as an Exhibit hereto.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) As of October 31, 2006, the registrant is lead by a team of investment professionals, including the following individuals who are responsible for the day-to-day management of the registrant's portfolio ("portfolio managers"):

                         POSITIONS HELD WITH
         NAME               THE REGISTRANT      PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------   ---------------------   ----------------------------------------------
*John P. Calamos, Sr.   Trustee and President   Chairman, CEO and Co-Chief Investment Officer,
                        (since 2002)            Calamos Asset Management, Inc. ("CAM"),
                                                Calamos Holdings LLC ("CHLLC") and Calamos
                                                Advisors LLC and its predecessor ("Calamos
                                                Advisors"), and President and Co-Chief
                                                Investment Officer, Calamos Financial Services
                                                LLC and its predecessor ("CFS"); Director, CAM

**Nick P. Calamos       Vice President          Senior Executive Vice President and Co-Chief
                        (since 2002)            Investment Officer, CAM, CHLLC, Calamos
                                                Advisors and CFS

* John P. Calamos is an "interested person" of the registrant as defined in the Investment Company Act of 1940.

**   Nick Calamos resigned from the board of trustees effective June 28, 2006.

(a)(2) The portfolio managers also have responsibility for the day-to-day management of accounts other than the registrant. Information regarding these other accounts is set forth below.

NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE AS OF OCTOBER 31,
2006

                               Registered               Other Pooled
                          Investment Companies       Investment Vehicles          Other Accounts
                       -------------------------   ----------------------   -------------------------
                       Accounts       Assets       Accounts      Assets     Accounts       Assets
                       --------   --------------   --------   -----------   --------   --------------
John P. Calamos, Sr.      18      34,272,794,840       3      157,150,982    24,128    10,943,683,684
Nick P. Calamos           18      34,272,794,840       3      157,150,982    24,128    10,943,683,684

NUMBER OF ACCOUNTS AND ASSETS FOR WHICH ADVISORY FEE IS PERFORMANCE BASED AS OF OCTOBER 31, 2006

                               Registered               Other Pooled
                          Investment Companies       Investment Vehicles          Other Accounts
                       -------------------------   ----------------------   -------------------------
                       Accounts       Assets       Accounts      Assets     Accounts       Assets
                       --------   --------------   --------   -----------   --------   --------------
John P. Calamos, Sr.       1        298,575,715        2       95,215,600       1         9,326,764
Nick P. Calamos            1        298,575,715        2       95,215,600       1         9,326,764

The registrant's portfolio managers are responsible for managing the registrant and other accounts, including separate accounts and unregistered funds.

Other than potential conflicts between investment strategies, the side-by-side management of both the registrant and other accounts may raise potential conflicts of interest due to the interest held by Calamos in an account and certain trading practices used by the portfolio managers (e.g., cross trades between the registrant and another account and allocation of aggregated trades). Calamos has developed policies and procedures reasonably designed to mitigate those conflicts. For example, Calamos will only place cross-trades in securities held by the registrant in accordance with the rules promulgated under the Investment Company Act of 1940 and has adopted policies designed to ensure the fair allocation of securities purchased on an aggregated basis.

The portfolio managers advise certain accounts under a performance fee arrangement. A performance fee arrangement may create an incentive for a portfolio manager to make investments that are riskier or more speculative than would be the case in the absence of performance fees. A performance fee arrangement may result in increased compensation to the portfolio managers from such accounts due to unrealized appreciation as well as realized gains in the client's account.

(a)(3) The portfolio managers have each entered into employment agreements that provide for compensation in the form of a minimum annual base salary, a maximum discretionary target bonus and participation in various benefits programs. The amounts paid to portfolio managers and the criteria utilized to determine the amounts are benchmarked against industry specific data provided by third party analytical agencies. The discretionary target bonus is set at a percentage of base salary. Portfolio performance, as measured by risk-adjusted portfolio performance over a rolling three-year period, is utilized to determine the discretionary target bonus. The portfolio managers are also eligible to receive annual equity awards under a long term incentive compensation program.

(a)(4) As of October 31, 2006, the end of the registrant's most recently completed fiscal year, the dollar range of securities beneficially owned by each portfolio manager in the registrant is shown below:

  PORTFOLIO MANAGER        REGISTRANT
--------------------   -----------------
John P. Calamos, Sr.   $50,0001-$100,000
Nick P. Calamos        $100,001-$500,000

(b)  Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                                                               (C) TOTAL NUMBER OF
                                                                SHARES (OR UNITS)      (D) MAXIMUM NUMBER (OR
                                 (A) TOTAL       (B) AVERAGE    PURCHASED AS PART     APPROXIMATE DOLLAR VALUE)
                                 NUMBER OF       PRICE PAID        OF PUBLICLY        OF SHARES (OR UNITS) THAT
                                 SHARES (OR       PER SHARE     ANNOUNCED PLANS OR   MAY YET BE PURCHASED UNDER
          PERIOD              UNITS) PURCHASED    (OR UNIT)          PROGRAMS           THE PLANS OR PROGRAMS
---------------------------   ----------------   -----------   -------------------   --------------------------
May 1 to May 31                     N/A              N/A               N/A                       N/A
June 1 to June 30                   N/A              N/A               N/A                       N/A

July 1 to July 31                   N/A              N/A               N/A                       N/A
August 1 to August 31               N/A              N/A               N/A                       N/A
September 1 to September 30         N/A              N/A               N/A                       N/A
October 1 to October 31             N/A              N/A               N/A                       N/A
Total                               N/A              N/A               N/A                       N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

No material changes.

ITEM 11. CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2)(i) Certification of Principal Executive Officer.

(a)(2)(ii) Certification of Principal Financial Officer.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible Opportunities and Income Fund


By: /s/ John P. Calamos, Sr.
    ---------------------------------
Name: John P. Calamos, Sr.
Title: Principal Executive Officer
Date: December 26, 2006


By: /s/ Patrick H. Dudasik
    ---------------------------------
Name: Patrick H. Dudasik
Title: Principal Financial Officer
Date: December 26, 2006

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Convertible Opportunities and Income Fund


By: /s/ John P. Calamos, Sr.
    ---------------------------------
Name: John P. Calamos, Sr.
Title: Principal Executive Officer
Date: December 26, 2006


By: /s/ Patrick H. Dudasik
    ---------------------------------
Name: Patrick H. Dudasik
Title: Principal Financial Officer
Date: December 26, 2006